UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2008 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers AMG FQ Tax-Managed Equity Fund - 7/31/2008 (unaudited)

Security Description	Shares		Value
Common Stocks - 99.1%
Consumer Discretionary - 15.7%
Amazon.com, Inc.*	2,800		$213,752
Apollo Group, Inc., Class A*	6,000		373,740
AutoZone, Inc.*	7,600		990,204
Best Buy Co., Inc.	29,400	[2]	1,167,768
Cablevision Systems Corp.*	40,000	[2]	971,200
Callaway Golf Co.	8,400		106,512
Coach, Inc.*	5,600		142,856
DIRECTV Group, Inc., The*	93,200	[2]	2,518,264
DISH Network Corp., Class A*	68,000		2,000,560
Ford Motor Co.*	100,600	[2]	482,880
Hanesbrands, Inc.*	16,200	[2]	347,328
Knology, Inc.*	19,600	[2]	204,624
Lear Corp.*	27,800	[2]	400,598
Lin TV Corp.*	1,800		10,674
Sally Beauty Co., Inc.*	17,000	[2]	125,800
Scholastic Corp.*	12,000	[2]	309,480
Service Corp. International	63,000		602,910
Sherwin-Williams Co., The	4,200	[2]	223,650
Sirius Satellite Radio, Inc.*	33,600	[2]	53,760
Target Corp.	9,600		434,208
Urban Outfitters, Inc.*	7,600	[2]	250,876
Walt Disney Co., The	81,000		2,458,350
Whirlpool Corp.	3,400	[2]	257,380
WMS Industries, Inc.*	63,700	[2]	1,795,066
Total Consumer Discretionary			16,442,440
Consumer Staples - 7.2%
Chiquita Brands International, Inc.*	6,000	[2]	92,100
CVS Caremark Corp.	36,000		1,314,000
Hormel Foods Corp.	2,400	[2]	86,808
Kroger Co., The	112,800		3,189,984
PepsiAmericas, Inc.	6,000		142,020
Philip Morris International, Inc.	16,900		872,885
Procter & Gamble Co., The	11,400		746,472
Ralcorp Holdings, Inc.*	8,200		442,472
Smithfield Foods, Inc.*	29,000		622,920
Total Consumer Staples			7,509,661
Energy - 16.5%
Apache Corp.	1,800		201,906
Callon Petroleum Co.*	21,400		491,986
Chevron Corp.	17,500		1,479,800
Cimarex Energy Co.	51,800	[2]	2,699,298
Complete Production Services, Inc.	23,800	[2]	757,792
ConocoPhillips Co.	29,200		2,383,304
El Paso Corp.	28,200	[2]	505,626
Exxon Mobil Corp.	38,200		3,072,426
Frontline, Ltd.	76,700	[2]	4,921,838
Pioneer Drilling Co.*	6,000		95,340
Seacor Holdings, Inc.*	1,000	[2]	83,670
Transocean, Inc.	2,600		353,678
Union Drilling, Inc.*	7,800		150,228
Total Energy			17,196,892
Financials - 9.7%
Loews Corp.	4,000		178,240
Northern Trust Corp.	16,200		1,266,354
Platinum Underwriter Holdings, Ltd.	3,600		129,960
ProLogis	7,600	[2]	371,488
Rayonier, Inc.	6,400	[2]	299,008
State Street Corp.	53,200		3,811,248
TD Ameritrade Holding Corp.*	86,400		1,720,224

Managers AMG FQ Tax-Managed Equity Fund - 7/31/2008 (unaudited)

Security Description	Shares		Value
Financials - 9.7% (continued)
TFS Financial Corp.	17,800	[2]	$202,742
Transatlantic Holdings, Inc.	1,200		69,528
UnumProvident Corp.	11,400		275,424
Charles Schwab Corp., The	17,000		389,130
Chubb Corp., The	11,200		538,048
Discover Financial Services	57,400	[2]	840,910
Total Financials			10,092,304
Health Care - 12.1%
Amgen, Inc.*	31,600		1,979,108
CIGNA Corp.	8,400		310,968
Express Scripts, Inc.*	20,400		1,439,016
Gilead Sciences, Inc.*	2,400		129,552
Henry Schein, Inc.*	7,600	[2]	407,056
Invitrogen Corp.*	2,400		106,440
Lifepoint Hospitals, Inc.*	23,200	[2]	664,216
Lincare Holdings, Inc.*	44,000	[2]	1,417,680
McKesson Corp.	54,000		3,023,460
Medtronic, Inc.	13,400		707,922
Owens & Minor, Inc.	24,000	[2]	1,102,080
Stryker Corp.	6,800	[2]	436,492
Tenet Healthcare Corp.*	47,600	[2]	275,604
Thermo Fisher Scientific, Inc.*	9,800		593,096
Total Health Care			12,592,690
Industrials - 9.2%
Avis Budget Group, Inc.*	15,400	[2]	93,940
Boeing Co., The	3,000		183,330
Cummins, Inc.	6,800		451,112
Dun & Bradstreet Corp., The	14,000		1,352,960
EMCOR Group, Inc.*	64,298	[2]	1,936,656
Encore Wire Corp.	28,400		517,732
Parker Hannifin Corp.	16,300		1,005,384
Perini Corp.*	8,200	[2]	224,352
Precision Castparts Corp.	8,200		766,126
Ryder System, Inc.	3,800	[2]	250,648
Seaboard Corp.	300		540,000
Transdigm Group, Inc.*	32,100	[2]	1,181,601
Triumph Group, Inc.	13,200	[2]	699,072
United Stationers, Inc.*	10,400	[2]	398,632
Total Industrials			9,601,545
Information Technology - 21.9%
Activision Blizzard, Inc.*	46,600	[2]	1,676,668
Amkor Technology, Inc.*	90,900	[2]	796,284
Apple, Inc.*	12,600		2,002,770
Cisco Systems, Inc.*	59,600		1,310,604
EarthLink, Inc.*	10,500	[2]	94,500
EchoStar Corp., Class A*	13,600	[2]	435,064
EMC Corp.*	40,800		612,408
Hewitt Associates, Inc., Class A*	15,800	[2]	582,230
Hewlett-Packard Co.	97,400		4,363,520
International Business Machines Corp.	29,600		3,788,208
Microsoft Corp.	100,400		2,582,288
Oracle Corp.*	85,800		1,847,274
PC Connection, Inc.*	8,635	[2]	61,913
SAIC, Inc.*	50,400	[2]	952,056
Teradata Corp.*	23,600		552,712
Unisys Corp.*	14,200		52,398
Western Digital Corp.*	39,200	[2]	1,128,568
Total Information Technology			22,839,465
Materials - 3.1%
Carpenter Technology Corp.	7,200		278,640

Managers AMG FQ Tax-Managed Equity Fund - 7/31/2008 (unaudited)

Security Description	Shares		Value
Materials - 3.1% (continued)
Freeport McMoRan Copper & Gold, Inc., Class B	11,800		$1,141,650
Innospec, Inc.	4,943		87,689
Reliance Steel & Aluminum Co.	10,000		631,600
Terra Industries, Inc.	20,800	[2]	1,123,200
Total Materials			3,262,779
Telecommunication Services - 2.2%
AT&T, Inc.	37,300		1,149,213
CenturyTel, Inc.	20,000	[2]	743,800
Premiere Global Services, Inc.*	10,400	[2]	157,144
Qwest Communications International, Inc.	65,200		249,716
Total Telecommunication Services			2,299,873
Utilities - 1.5%
Energen Corp.	25,600		1,541,120
Total Common Stocks (cost $99,142,960)			103,378,769
Other Investment Companies - 30.7%[1]
Bank of New York Institutional Cash Reserves Fund, 2.48%[3]	30,916,252		30,916,252
Dreyfus Cash Management Fund, Institutional Class Shares, 2.53%	1,153,611		1,153,611
Total Other Investment Companies (cost $32,069,863)			32,069,863
Total Investments - 129.8% (cost $131,212,823)			135,448,632
Other Assets, less Liabilities - (29.8)%			(31,117,766)
Net Assets - 100.0%			$104,330,866

Managers AMG FQ US Equity Fund - 7/31/2008 (unaudited)

Security Description	Shares		Value
Common Stocks - 99.5%
Consumer Discretionary - 11.3%
1-800-FLOWERS.COM, Inc.*	30,800		$169,708
Advance Auto Parts, Inc.	11,000		451,990
Autoliv, Inc.	9,400		366,976
Barnes & Noble, Inc.	9,800	[2]	231,868
Best Buy Co., Inc.	4,200	[2]	166,824
Cache, Inc.*	13,524		191,365
Callaway Golf Co.	8,065		102,264
Central European Media Enterprises Ltd., Class A*	1,200	[2]	99,900
Coach, Inc.*	1,800		45,918
Comcast Corp., Class A	7,800		160,836
Darden Restaurants, Inc.	11,200	[2]	364,784
DIRECTV Group, Inc., The*	10,600		286,412
DISH Network Corp., Class A*	14,600		429,532
G-III Apparel Group, Ltd.*	9,900		158,697
H&R Block, Inc.	16,400		399,012
Hanesbrands, Inc.*	12,400	[2]	265,856
Hillenbrand, Inc.	9,700	[2]	224,555
Home Depot, Inc., The	2,800		66,724
Lear Corp.*	15,400	[2]	221,914
Liberty Global, Inc.*	2,000	[2]	57,660
McDonald’s Corp.	5,000		298,950
Netflix, Inc.*	8,800		271,832
News Corp., Inc., Class A	17,200		243,036
priceline.com, Inc.*	3,600	[2]	413,820
Rent-A-Center, Inc.*	6,600	[2]	139,920
Ross Stores, Inc.	9,400	[2]	356,824
Scholastic Corp.*	14,494	[2]	373,800
Scripps Networks Interactive, Inc., Class A*	8,200	[2]	332,428
Sherwin-Williams Co., The	2,400	[2]	127,800
Snap-On, Inc.	5,600	[2]	315,224
Stewart Enterprises, Inc.	17,822	[2]	158,794
Strayer Education, Inc.	400		89,080
Target Corp.	1,400	[2]	63,322
Tim Hortons, Inc.	6,600	[2]	179,454
Timberland Co.*	12,000	[2]	172,080
Time Warner Co., Inc.	10,000		143,200
Urban Outfitters, Inc.*	11,000	[2]	363,110
Walt Disney Co., The	10,200		309,570
Whirlpool Corp.	800	[2]	60,560
Wynn Resorts, Ltd.*	1,000	[2]	97,480
Total Consumer Discretionary			8,973,079
Consumer Staples - 9.7%
Alberto-Culver Co.	16,200	[2]	434,646
Altria Group, Inc.	6,400		130,240
Anheuser-Busch Companies, Inc.	2,200		149,072
BJ’s Wholesale Club, Inc.*	9,800	[2]	367,794
Chiquita Brands International, Inc.*	10,262		157,522
Church & Dwight Co., Inc.	3,600	[2]	197,532
Coca-Cola Co., The	10,600		545,900
Colgate-Palmolive Co.	800		59,416
Corn Products International, Inc.	9,000		418,590
Costco Wholesale Corp.	400		25,072
CVS Caremark Corp.	6,400		233,600
Darling International, Inc.*	14,000	[2]	226,520
Del Monte Foods Co.*	11,800	[2]	100,182
Fresh Del Monte Produce, Inc.*	2,400	[2]	50,592
Imperial Sugar Co.	12,200		170,556
Kraft Foods, Inc.	3,400		108,188
Kroger Co., The	3,600		101,808

Managers AMG FQ US Equity Fund - 7/31/2008 (unaudited)

Security Description	Shares		Value
Consumer Staples - 9.7% (continued)
Molson Coors Brewing Co.	6,000	[2]	$323,820
PepsiAmericas, Inc.	13,400	[2]	317,178
PepsiCo, Inc.	7,000		465,920
Philip Morris International, Inc.	9,200		475,180
Procter & Gamble Co., The	15,275		1,000,207
Ralcorp Holdings, Inc.*	1,400	[2]	75,544
Tyson Foods, Inc., Class A	25,200		375,480
Universal Corp.	6,000	[2]	309,720
Walgreen Co.	800		27,472
Wal-Mart Stores, Inc.	14,800		867,576
Total Consumer Staples			7,715,327
Energy - 12.4%
Anadarko Petroleum Corp.	2,400		138,984
Apache Corp.	2,200		246,774
Berry Petroleum Co., Class A	4,556	[2]	196,090
Chesapeake Energy Corp.	800		40,120
Chevron Corp.	10,400		879,424
Cimarex Energy Co.	6,400	[2]	333,504
Clayton Williams Energy, Inc.*	400		37,280
Complete Production Services, Inc.	9,200	[2]	292,928
ConocoPhillips Co.	10,200		832,524
Devon Energy Corp.	1,200		113,868
El Paso Corp.	5,400	[2]	96,822
Encore Acquisition Co.*	5,200		321,724
EOG Resources, Inc.	200		20,106
Exxon Mobil Corp.	30,431		2,447,566
Halliburton Co.	2,000		89,640
Helmerich & Payne, Inc.	2,200	[2]	130,086
Hess Corp.	2,400		243,360
Marathon Oil Corp.	3,200		158,304
Massey Energy Co.	1,800		133,650
Murphy Oil Corp.	2,200		175,406
National-Oilwell, Inc.*	3,200		251,616
Noble Corp.	5,400		280,098
Occidental Petroleum Corp.	4,600		362,618
Oil States International, Inc.*	2,200		120,736
Patterson-UTI Energy, Inc.	3,600		102,312
Pioneer Drilling Co.*	2,600		41,314
Schlumberger, Ltd.	5,400		548,640
Seacor Holdings, Inc.*	2,000	[2]	167,340
Stone Energy Corp.*	6,600	[2]	336,732
Tidewater, Inc.	1,400	[2]	83,916
Transocean, Inc.	800		108,824
Unit Corp.*	1,600		108,080
W&T Offshore, Inc.	6,600	[2]	292,116
Weatherford International, Ltd.*	400		15,092
XTO Energy, Inc.	600		28,338
Total Energy			9,775,932
Financials - 14.7%
ACE, Ltd.	2,000		101,400
Aflac, Inc.	3,000		166,830
Allied World Assurance Company Holdings, Ltd.	4,800	[2]	199,728
American Express Co.	3,800		141,056
American International Group, Inc.	7,600		197,980
AON Corp.	4,400		201,520
Associated Bank Corp.	4,000	[2]	66,760
Assurant, Inc.	4,000		240,480
Axis Capital Holdings, Ltd.	3,400	[2]	107,712
Bank of America Corp.	19,268		633,917
Bank of Hawaii Corp.	5,600	[2]	282,184

Managers AMG FQ US Equity Fund - 7/31/2008 (unaudited)

Security Description	Shares		Value
Financials - 14.7% (continued)
Bank of New York Mellon Corp., The	7,800		$276,900
Boston Properties, Inc.	1,800	[2]	173,142
Charles Schwab Corp., The	4,000		91,560
Chubb Corp., The	6,600		317,064
City National Corp.	3,000	[2]	147,390
Comerica, Inc.	3,400	[2]	97,648
CVB Financial Corp.	19,200	[2]	217,344
Discover Financial Services	27,400	[2]	401,410
Federated Investors, Inc.	1,400	[2]	46,004
First Niagara Financial Group, Inc.	17,800	[2]	249,022
Goldman Sachs Group, Inc.	1,800		331,272
Greenhill & Co., Inc.	1,800	[2]	110,574
Hospitality Properties Trust	9,400		200,220
Host Hotels & Resorts, Inc.	5,000	[2]	65,550
Interactive Brokers Group, Inc., Class A*	2,000	[2]	56,120
IntercontinentalExchange, Inc.*	3,400		339,320
JPMorgan Chase & Co.	21,000		853,230
Metlife, Inc.	2,400		121,848
Montpelier Re Holdings, Ltd.	5,200	[2]	81,640
Nasdaq OMX Group, Inc.*	13,800	[2]	383,226
New York Community Bancorp, Inc.	5,600	[2]	93,072
Northern Trust Corp.	5,600		437,752
NYSE Euronext	4,000		188,960
Old National Bancorp	12,800	[2]	194,304
Omega Healthcare Investors, Inc.	8,000	[2]	138,160
Pacific Capital Bancorp	22,000	[2]	287,540
Platinum Underwriter Holdings, Ltd.	9,200		332,120
Plum Creek Timber Co., Inc.	3,000	[2]	146,160
ProLogis	4,600	[2]	224,848
Rayonier, Inc.	7,700	[2]	359,744
Stancorp Financial Group, Inc.	6,200		306,218
State Street Corp.	5,541		396,957
TD Ameritrade Holding Corp.*	3,400	[2]	67,694
Transatlantic Holdings, Inc.	1,800	[2]	104,292
Travelers Companies, Inc., The	8,400		370,608
U.S. Bancorp	4,400	[2]	134,684
UnumProvident Corp.	16,000	[2]	386,560
Webster Financial Corp.	8,400	[2]	166,824
Wells Fargo & Co.	12,600		381,402
Total Financials			11,617,950
Health Care - 11.4%
Abbott Laboratories Co.	7,400		416,916
Aetna, Inc.	3,600		147,636
Amgen, Inc.*	3,200		200,416
Apria Healthcare Group, Inc.*	9,400	[2]	180,574
Baxter International, Inc.	1,200		82,332
Becton, Dickinson & Co.	2,000		169,820
Biogen Idec, Inc.*	4,800		334,848
Bristol-Myers Squibb Co.	4,000		84,480
CIGNA Corp.	2,800		103,656
Covidien, Ltd.	2,400		118,176
Eli Lilly & Co.	5,600		263,816
Express Scripts, Inc.*	4,200		296,268
Forest Laboratories, Inc.*	2,600		92,326
Genentech, Inc.*	800		76,200
Gen-Probe, Inc.*	1,800		95,976
Gilead Sciences, Inc.*	2,500		134,950
Hill-Rom Holdings, Inc.	2,800		78,652
InterMune, Inc.*	5,400		92,772
Invacare Corp.	2,400		56,472

Managers AMG FQ US Equity Fund - 7/31/2008 (unaudited)

Security Description	Shares		Value
Health Care - 11.4% (continued)
Invitrogen Corp.*	8,400		$372,540
Johnson & Johnson	16,800		1,150,296
Kinetic Concepts, Inc.*	8,617		301,164
Lifepoint Hospitals, Inc.*	9,200	[2]	263,396
Magellan Health Services, Inc.*	3,000	[2]	125,250
McKesson Corp.	3,800		212,762
Medtronic, Inc.	4,600		243,018
OSI Pharmaceuticals, Inc.	9,000	[2]	473,670
Owens & Minor, Inc.	8,800	[2]	404,096
Perrigo Co.	12,362	[2]	435,513
Pfizer, Inc.	39,800		743,066
Schering-Plough Corp.	1,600		33,728
St. Jude Medical, Inc.*	4,600		214,268
Stryker Corp.	2,000		128,380
Thermo Fisher Scientific, Inc.*	4,200		254,184
Universal Health Services, Inc., Class B	4,200		254,604
Varian, Inc.*	3,400		167,960
WellCare Health Plans, Inc.*	1,400	[2]	55,062
Wyeth	4,600		186,392
Total Health Care			9,045,635
Industrials - 12.7%
3M Co.	2,000		140,780
Acuity Brands, Inc.	4,800	[2]	196,128
Alexander & Baldwin, Inc.	2,800		121,492
Arkansas Best Corp.	8,400	[2]	311,976
Avis Budget Group, Inc.*	46,600	[2]	284,260
Boeing Co., The	2,000		122,220
Bucyrus International, Inc.	6,200	[2]	434,062
Carlisle Cos., Inc.	7,395	[2]	226,213
Caterpillar, Inc.	3,200		222,464
Crane Co.	6,600		234,300
CSX Corp.	4,200		283,836
Dun & Bradstreet Corp., The	3,200		309,248
Emerson Electric Co.	1,800		87,660
Encore Wire Corp.	2,400		43,752
Esterline Technologies Corp.*	7,000		341,460
Expeditors International of Washington, Inc.	2,400	[2]	85,224
Fluor Corp.	800		65,080
Gardner Denver, Inc.*	6,600		300,960
General Dynamics Corp.	400		35,656
General Electric Co.	37,000		1,046,730
Graco, Inc.	3,200	[2]	115,936
HEICO Corp.	5,000	[2]	174,100
Hubbell, Inc.	4,200	[2]	177,072
Illinois Tool Works, Inc.	5,200		243,620
Kansas City Southern*	6,400		352,000
Kirby Corp.*	9,105		434,491
Lockheed Martin Corp.	400		41,732
Northrop Grumman Corp.	5,400		363,906
On Assignment, Inc.*	52,900		451,237
Parker Hannifin Corp.	5,600		345,408
Precision Castparts Corp.	4,000		373,720
Republic Services, Inc.	7,800	[2]	253,500
Ryder System, Inc.	5,400	[2]	356,184
Shaw Group Inc., The*	1,800		104,040
Transdigm Group, Inc.*	11,000	[2]	404,910
Tredegar Corp.	3,600		58,968
Union Pacific Corp.	3,600		296,784
United Parcel Service, Inc., Class B	1,400		88,312
United Technologies Corp.	3,200		204,736

Managers AMG FQ US Equity Fund - 7/31/2008 (unaudited)

Security Description	Shares		Value
Industrials - 12.7% (continued)
Watson Wyatt & Co.	4,800	[2]	$278,112
Total Industrials			10,012,269
Information Technology - 15.8%
Activision Blizzard, Inc.*	2,400		86,352
Airvana, Inc.*	10,000		60,000
Amkor Technology, Inc.*	39,600	[2]	346,896
Anixter International, Inc.*	1,000	[2]	68,030
Apple, Inc.*	4,400		699,380
Automatic Data Processing, Inc.	6,369		272,020
Black Box Corp.	2,400		71,280
Cisco Systems, Inc.*	29,794		655,170
Corning, Inc.	2,200		44,022
CSG Systems International, Inc.*	9,800	[2]	173,852
Dell, Inc.*	3,800		93,366
EarthLink, Inc.*	29,000	[2]	261,000
eBay, Inc.*	3,000		75,510
EMC Corp.*	6,200		93,062
Fairchild Semiconductor International, Inc.*	6,800		82,620
Global Payments, Inc.	2,400		106,296
Google, Inc.*	1,200		568,500
Harris Corp.	7,400		356,310
Hewlett-Packard Co.	13,000		582,400
Intel Corp.	25,800		572,502
International Business Machines Corp.	6,800		870,264
Jack Henry & Associates, Inc.	3,800	[2]	82,042
MasterCard, Inc.	1,200		292,980
Microsoft Corp.	43,200		1,111,104
Oracle Corp.*	15,200		327,256
Parametric Technology Corp.*	18,000	[2]	348,660
Plexus Corp.*	12,800	[2]	364,800
QUALCOMM, Inc.	12,800		708,352
Scansource, Inc.*	5,347	[2]	164,099
Seagate Technology, Inc.	13,400		200,598
Semtech Corp.*	23,000	[2]	335,110
Skyworks Solutions, Inc.*	36,800	[2]	348,128
Sohu.com, Inc.*	3,000	[2]	226,440
Sybase, Inc.*	10,600	[2]	356,266
Symantec Corp.*	13,000		273,910
SYNNEX Corp.*	3,600	[2]	84,096
Texas Instruments, Inc.	4,400	[2]	107,272
Triquint Semiconductor, Inc.*	21,400	[2]	120,482
TTM Technologies, Inc.*	9,800	[2]	110,250
Ultra Clean Holdings, Inc.*	10,200		66,810
United Online, Inc.	18,600	[2]	201,996
Visa, Inc., Class A*	600		43,836
Vishay Intertechnology, Inc.*	20,400		182,988
Western Digital Corp.*	11,000		316,690
Total Information Technology			12,512,997
Materials - 4.7%
Century Aluminum Co.*	5,600	[2]	332,752
CF Industries Holdings, Inc.	2,800		457,688
Compass Minerals International, Inc.	2,600	[2]	196,560
Cytec Industries, Inc.	5,400		291,924
Dow Chemical Co.	800		26,648
E.I. du Pont de Nemours & Company	1,600		70,096
Freeport McMoRan Copper & Gold, Inc., Class B	3,500		338,625
International Paper Co.	3,400	[2]	94,248
Monsanto Co.	2,000		238,220
Mosaic Co., The,*	2,000		254,420
Nucor Corp.	2,200		125,884

Managers AMG FQ US Equity Fund - 7/31/2008 (unaudited)

Security Description	Shares		Value
Materials - 4.7% (continued)
Reliance Steel & Aluminum Co.	5,800		$366,328
Rock-Tenn Co.	3,000	[2]	106,650
RPM International, Inc.	2,600	[2]	53,300
Sensient Technologies Corp.	7,600	[2]	236,512
Terra Industries, Inc.	9,200	[2]	496,800
Total Materials			3,686,655
Telecommunication Services - 3.0%
AT&T, Inc.	35,147		1,082,879
Embarq Corp.	7,400		338,698
Premiere Global Services, Inc.*	5,570	[2]	84,163
U.S. Cellular Corp.*	1,400	[2]	83,510
Verizon Communications, Inc.	12,200		415,288
Windstream Corp.	28,200	[2]	336,144
Total Telecommunication Services			2,340,682
Utilities - 3.8%
American Electric Power Co., Inc.	4,400		173,800
Atmos Energy Corp.	2,800	[2]	74,116
DPL, Inc.	3,800	[2]	96,444
Duke Energy Corp.	21,000	[2]	369,180
Edison International	6,400		309,376
Energen Corp.	3,698		222,620
Exelon Corp.	2,200		172,964
Oneok, Inc.	5,800	[2]	263,784
Pepco Holdings, Inc.	10,400		259,376
Sierra Pacific Resources	10,095	[2]	114,477
Westar Energy, Inc.	13,600		300,288
WGL Holdings, Inc.	7,673	[2]	264,949
Xcel Energy, Inc.	19,600		393,176
Total Utilities			3,014,550
Total Common Stocks (cost $82,523,951)			78,695,076
Other Investment Companies - 26.5%[1]
Bank of New York Institutional Cash Reserves Fund, 2.48%[3]	20,478,817		20,478,817
Dreyfus Cash Management Fund, Institutional Class Shares, 2.53%	527,745		527,745
Total Other Investment Companies (cost $21,006,562)			21,006,562
Total Investments - 126.0% (cost $103,530,513)			99,701,638
Other Assets, less Liabilities - (26.0)%			(20,555,602)
Net Assets - 100.0%			$79,146,036

Managers AMG FQ Global Alternatives Fund

July 31, 2008

Statement of Net Assets (unaudited)

	Shares	Value
Assets:
Investments in Securities - 76.8%
Exchange Traded Fund- 18.7%
S&P 500 SPDR Trust Series I (cost $11,722,406)	85,086	10,791,457
Short-Term Investments - 58.1%[1]
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 2.57%	13,136,306	13,136,306
Dreyfus Cash Management Fund, Institutional Class Shares, 2.53%	20,329,961	20,329,961
Total Short-Term Investments (cost $33,466,267)		33,466,267
Total Investments in Securities (cost $45,188,673)		44,257,724
Cash		606,250
Cash held as collateral[9]		11,627,000
Receivable for Fund shares sold		122,948
Receivable for foreign currency contracts		390,765
Interest and other receivables		72,555
Receivable for variation margin on futures		502,961
Unrealized gains on forward foreign currency contracts		2,738,923
Prepaid expenses		21,324
Total assets		60,340,450
Liabilities:
Payable for Fund shares repurchased		297,283
Unrealized losses on forward foreign currency contracts		1,523,254
Payable for variation margin		792,314
Accrued expenses:
Investment advisory and management fees		57,143
Administrative fees		12,227
Distribution fees		17,831
Professional fees		30,930
Other		17,791
Total liabilities		2,748,773
Net Assets		$57,591,677
Net Assets Represent:
Paid-in capital		$55,745,926
Undistributed net investment income		3,130,127
Accumulated net realized loss from investments and futures contracts		1,129,516
Accumulated net realized loss from currency contracts		(490,921)
Net unrealized depreciation of investments, futures and foreign currency contracts		(1,922,971)
Net Assets		$57,591,677
Class A Shares - Net Assets
Shares outstanding		4,870,073
Net asset value, offering and redemption price per share		$9.99
Public offering price per share based on a maximum sales charge of 5.75%		$10.60
Class C Shares - Net Assets
Shares outstanding		910,123
Net asset value, offering and redemption price per share		$9.84

Managers Fremont Global Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 65.1%
Consumer Discretionary - 5.9%
1-800-FLOWERS.COM, Inc.*	6,500		$35,815
Advance Auto Parts, Inc.	5,400		221,886
Arcandor AG (Germany)*	44,712		515,809
Autoliv, Inc.	4,800		187,392
Barnes & Noble, Inc.	6,000	[2]	141,960
Best Buy Co., Inc.	2,000	[2]	79,440
Cache, Inc.*	3,269		46,256
Callaway Golf Co.	4,904		62,183
Carphone Warehouse Group PLC, The (United Kingdom)	6,863		25,576
Central European Media Enterprises Ltd., Class A (Bermuda)*	600	[2]	49,950
Coach, Inc.*	1,200	[2]	30,612
Comcast Corp., Class A	4,200		86,604
Compagnie Generale des Etablissements Michelin (France)	1,650		108,783
Compass Group PLC (United Kingdom)	16,967		122,327
Darden Restaurants, Inc.	6,400	[2]	208,448
DIRECTV Group, Inc., The*	4,200	[2]	113,484
DISH Network Corp., Class A*	7,800	[2]	229,476
H&R Block, Inc.	8,600		209,238
Hanesbrands, Inc.*	7,000	[2]	150,080
Hillenbrand, Inc.	2,000	[2]	46,300
Home Depot, Inc., The	1,600	[2]	38,128
Honda Motor Co., Ltd. (Japan)	7,300		233,040
Hyundai Motor Co. - Sponsored GDR (South Korea) (a)	5,900		208,624
Lagardere (France)	3,500		191,832
Lear Corp.*	9,200	[2]	132,572
McDonald’s Corp.	3,000		179,370
Netflix, Inc.*	5,000	[2]	154,450
News Corp., Inc., Class A	12,000		169,560
Nissan Motor Co., Ltd. (Japan)	55,300		425,715
Pinault-Printemps-Redoute SA (France)	2,862		310,482
priceline.com, Inc.*	1,800	[2]	206,910
Renault SA (France)	5,800		481,466
Rent-A-Center, Inc.*	4,400	[2]	93,280
Ross Stores, Inc.	5,400	[2]	204,984
Scholastic Corp.*	5,600	[2]	144,424
Scripps Networks Interactive, Inc., Class A*	2,200	[2]	89,188
Sears Holdings Corp.*	400	[2]	32,400
Sharp Corp. (Japan)	14,000		194,485
Sherwin-Williams Co., The	1,000	[2]	53,250
Snap-On, Inc.	3,200	[2]	180,128
Sodexo (France)	2,763		180,200
Stewart Enterprises, Inc.	13,979	[2]	124,553
Stoneridge, Inc.*	2,400	[2]	31,608
Strayer Education, Inc.	600		133,620
Target Corp.	800		36,184
Tim Hortons, Inc. (Canada)	3,400	[2]	92,446
Timberland Co.*	7,600	[2]	108,984
Time Warner Co., Inc.	5,200		74,464
Urban Outfitters, Inc.*	6,400	[2]	211,264
Walt Disney Co., The	6,600		200,310
Total Consumer Discretionary			7,589,540
Consumer Staples - 4.9%
Alberto-Culver Co.	8,000		214,640
Altria Group, Inc.	6,109		124,319
Anheuser-Busch Companies, Inc.	1,000		67,761
Associated British Foods PLC (United Kingdom)	10,700		151,297
BJ’s Wholesale Club, Inc.*	5,000	[2]	187,650
Cadbury PLC (United Kingdom)	29,200		344,899
Carlsberg AS, Class B (Denmark)	7,370		598,149
Chiquita Brands International, Inc.*	5,197		79,774
Church & Dwight Co., Inc.	2,200	[2]	120,714
Coca-Cola Co., The	5,400		278,100
Colgate-Palmolive Co.	400		29,708
Corn Products International, Inc.	4,600		213,946
Costco Wholesale Corp.	200		12,536
CVS Caremark Corp.	3,690		134,685
Darling International, Inc.*	7,200	[2]	116,496
Del Monte Foods Co.*	5,100		43,299
Imperial Sugar Co.	2,100		29,358
J Sainsbury PLC (United Kingdom)	19,797		123,188
Koninklijke Ahold, N.V. (Netherlands)*	24,600		279,896

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Consumer Staples - 4.9% (continued)
Kraft Foods, Inc.	1,800		$57,276
Kroger Co., The	1,100		31,108
Molson Coors Brewing Co.	3,000	[2]	161,910
Nestle, SA, Registered (Switzerland)	5,441		238,669
PepsiAmericas, Inc.	7,200		170,424
PepsiCo, Inc.	4,400		292,864
Philip Morris International, Inc.	4,800		247,920
Procter & Gamble Co., The	9,125		597,505
Ralcorp Holdings, Inc.*	1,000	[2]	53,960
Reckitt Benckiser Group PLC (United Kingdom)	2,167		118,145
Tyson Foods, Inc., Class A	13,800		205,620
Unilever, NV (Netherlands)	15,113		416,794
Universal Corp.	2,800	[2]	144,536
Wal-Mart Stores, Inc.	7,200		422,064
Total Consumer Staples			6,309,210
Energy - 7.1%
Anadarko Petroleum Corp.	1,800		104,238
Apache Corp.	1,200		134,604
Berry Petroleum Co., Class A	2,600	[2]	111,904
Cameco Corp. (Canada)	2,093	[2]	75,201
Canadian Natural Resources, Ltd. (Canada)	1,400		109,394
Chesapeake Energy Corp.	400		20,060
Chevron Corp.	7,000		591,920
China Petroleum and Chemical Corp., Class H (Hong Kong)	402,000		419,809
Cimarex Energy Co.	2,400		125,064
Complete Production Services, Inc.	4,200	[2]	133,728
ConocoPhillips Co.	4,610		376,268
Devon Energy Corp.	1,350		128,102
Encore Acquisition Co.*	2,600	[2]	160,862
Eni S.p.A. (Italy)	12,600		425,181
EOG Resources, Inc.	200		20,106
Exxon Mobil Corp.	15,086		1,213,367
Halliburton Co.	1,000	[2]	44,820
Helmerich & Payne, Inc.	2,477		146,465
Hess Corp.	1,200		121,680
LUKOIL Holdings, ADR (Russia)	4,200		350,700
Marathon Oil Corp.	1,400		69,258
Massey Energy Co.	1,000	[2]	74,250
Murphy Oil Corp.	800		63,784
National-Oilwell, Inc.*	1,800		141,534
Noble Corp.	1,400		72,618
Occidental Petroleum Corp.	2,600		204,958
Oil States International, Inc.*	800		43,904
Patterson-UTI Energy, Inc.	1,600		45,472
Petro-Canada (Canada)	6,300		290,774
Royal Dutch Shell PLC, Class A (United Kingdom)	26,600		943,293
Schlumberger, Ltd.	2,800		284,480
Seacor Holdings, Inc.*	1,200	[2]	100,404
SeaDrill, Ltd. (Bermuda)	4,200		126,854
StatoilHydro ASA (Norway)	13,250		429,215
Stone Energy Corp.*	3,400	[2]	173,468
Suncor Energy, Inc. (Canada)	2,000		108,716
Total, S.A. (France)	10,300		788,658
Transocean, Inc.	1,400		190,442
W&T Offshore, Inc.	3,400	[2]	150,484
Weatherford International, Ltd.*	200		7,546
XTO Energy, Inc.	400		18,893
Total Energy			9,142,478
Financials - 14.5%
3i Group PLC (United Kingdom)	42,475		755,042
Aflac, Inc.	1,600		88,976
Allianz SE (Germany)	6,202		1,051,650
Allied World Assurance Company Holdings, Ltd. (Bermuda)	3,400	[2]	141,474
American Express Co.	2,700		100,224
American International Group, Inc.	4,230		110,192
AON Corp.	1,400		64,120
Associated Bank Corp.	5,800	[2]	96,802
Assurant, Inc.	1,800		108,216
Aviva PLC (United Kingdom)	22,681		225,077
Axis Capital Holdings, Ltd. (Bermuda)	1,700		53,856
Bank of America Corp.	14,751		485,308
Bank of Hawaii Corp.	4,400	[2]	221,716
Bank of New York Mellon Corp.	4,800		170,400
Barclays PLC (United Kingdom)	71,600		486,194
BNP Paribas, SA (France)	9,548		941,260
Boston Properties, Inc.	1,200	[2]	115,428
Charles Schwab Corp., The	2,000		45,780
China Merchants Bank Co., Ltd. (China)	39,500		142,342

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials - 14.5% (continued)
Chubb Corp., The	1,600		$76,864
Citigroup, Inc.	4,800		89,712
City National Corp.	1,200	[2]	58,956
Comerica, Inc.	1,600	[2]	45,952
Commerzbank AG (Germany)	18,964		609,797
Community Bank System, Inc.	1,800	[2]	42,480
Credit Agricole, SA (France)	22,680		482,919
Credit Suisse Group AG (Switzerland)	10,900		544,347
CVB Financial Corp.	12,000	[2]	135,840
Deutsche Bank AG (Germany)	7,900		729,855
Discover Financial Services	15,000	[2]	219,750
First Niagara Financial Group, Inc.	9,200		128,708
Fondiaria-SAI S.p.A. (Italy)	3,100		102,428
Fondiaria-SAI S.p.A., RNC (Italy)	600		12,927
Fortis (Belgium)	23,800		334,285
Goldman Sachs Group, Inc.	800		147,232
Harleysville Group, Inc.	600	[2]	21,378
HBOS PLC (United Kingdom)	123,930		707,218
Hospitality Properties Trust	6,600		140,580
Host Hotels & Resorts, Inc.	2,600	[2]	34,086
ING Groep NV (Netherlands)	14,000		456,529
Interactive Brokers Group, Inc. Class A*	1,200	[2]	33,672
IntercontinentalExchange, Inc.*	2,000		199,600
JPMorgan Chase & Co.	8,000		325,040
Julias Baer Holding, Ltd. (Switzerland)	6,356		406,580
Kookmin Bank, Sponsored ADR (South Korea)	4,000	[2]	229,360
Man Group PLC (United Kingdom)	45,303		547,221
Metlife, Inc.	2,000		101,540
Mitsui Fudosan Co., Ltd. (Japan)	18,000		407,234
Mizuho Financial Group, Inc. (Japan)	68		325,598
Montpelier Re Holdings, Ltd. (Bermuda)	4,200	[2]	65,940
Morgan Stanley Co.	1,200	[2]	47,376
Muenchener Rueckversicherungs AG (Germany)	2,000		332,050
NASDAQ Stock Market, Inc.*	7,600	[2]	211,052
New York Community Bancorp, Inc.	2,400		39,888
Northern Trust Corp.	2,200		171,974
NYSE Euronext	2,400	[2]	113,376
Old National Bancorp	5,800	[2]	88,044
Omega Healthcare Investors, Inc.	4,348		75,090
ORIX Corp. (Japan)	2,360		357,302
Pacific Capital Bancorp	9,000	[2]	117,630
Platinum Underwriter Holdings, Ltd. (Bermuda)	5,600	[2]	202,160
Plum Creek Timber Co., Inc.	1,800	[2]	87,696
ProLogis	1,400	[2]	68,432
Public Storage, Inc.	600	[2]	49,134
Rayonier, Inc.	2,400	[2]	112,128
Royal Bank of Scotland Group PLC (United Kingdom)	160,753		666,975
Societe Generale (France)	10,181		942,136
Stancorp Financial Group, Inc.	3,000		148,170
State Street Corp.	1,853		132,749
Sumitomo Mitsui Financial Group, Inc. (Japan)	28		217,244
Transatlantic Holdings, Inc.	800	[2]	46,352
Travelers Companies, Inc., The	2,000		88,240
U.S. Bancorp	2,200		67,342
UBS AG (Switzerland)*	31,150		597,897
UnumProvident Corp.	8,200		198,112
Webster Financial Corp.	4,000	[2]	79,440
Wells Fargo & Co.	6,000		181,620
West Coast Bancorp	3,400		37,434
Total Financials			18,644,728
Health Care - 5.8%
Abbott Laboratories Co.	3,600		202,824
Aetna, Inc.	2,000		82,021
Amgen, Inc.*	1,800		112,734
Apria Healthcare Group, Inc.*	4,800	[2]	92,208
Baxter International, Inc.	800		54,888
Becton, Dickinson & Co.	800		67,928
Biogen Idec, Inc.*	2,400		167,424
Bristol-Myers Squibb Co.	2,000		42,240
Covidien, Ltd. (Bermuda)	800		39,392
CSL, Ltd. (Australia)	9,860		318,809
Elan Corp., PLC, Sponsored ADR (Ireland)*	19,400	[2]	388,970
Eli Lilly & Co.	3,000		141,330
Express Scripts, Inc.*	2,000		141,080
Forest Laboratories, Inc.*	1,600		56,816
Genentech, Inc.*	600		57,150
Gen-Probe, Inc.*	1,200		63,984
Gilead Sciences, Inc.*	2,400		129,552

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 5.8% (continued)
GlaxoSmithKline PLC (United Kingdom)	16,600		$386,949
Hill-Rom Holdings, Inc.	1,800	[2]	50,562
Invitrogen Corp.*	4,400	[2]	195,140
Johnson & Johnson, Co.	7,400		506,678
Kinetic Concepts, Inc.*	4,483		156,681
Lifepoint Hospitals, Inc.*	4,600	[2]	131,698
Magellan Health Services, Inc.*	1,000		41,750
McKesson Corp.	3,160		176,928
Medtronic, Inc.	2,800		147,924
Merck & Co., Inc.	4,600		151,340
Novartis AG (Switzerland)*	7,997		474,747
OSI Pharmaceuticals, Inc.	4,600	[2]	242,098
Owens & Minor, Inc.	4,600	[2]	211,232
Perrigo Co.	6,341	[2]	223,393
Pfizer, Inc.	20,400		380,868
Roche Holding AG (Switzerland)*	2,201		406,661
Sanofi-Aventis, SA (France)	5,000		350,967
Schering-Plough Corp.	800		16,864
St. Jude Medical, Inc.*	2,200		102,476
Stryker Corp.	800	[2]	51,352
Synthes, Inc. (Switzerland)	1,312		181,415
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	4,301		192,857
Thermo Fisher Scientific, Inc.*	2,200		133,144
Universal Health Services, Inc., Class B	3,000		181,860
Varian, Inc.*	1,600	[2]	79,040
WellCare Health Plans, Inc.*	1,000	[2]	39,330
Wyeth	2,400		97,248
Total Health Care			7,470,552
Industrials - 8.0%
3M Co.	1,000		70,390
Acuity Brands, Inc.	2,200	[2]	89,892
Air France-KLM (France)	6,200		154,064
Alexander & Baldwin, Inc.	1,600		69,424
Alstom, SA (France)*	3,959		443,159
Arkansas Best Corp.	4,600	[2]	170,844
Avis Budget Group, Inc.*	27,000	[2]	164,700
Boeing Co., The	1,000		61,110
British Airways PLC (United Kingdom)	88,183		442,047
Bucyrus International, Inc.	3,200		224,032
Capita Group PLC (United Kingdom)	10,696		145,132
Carlisle Co., Inc.	1,600	[2]	48,944
Caterpillar, Inc.	1,600		111,232
China Communications Constuction Co., Ltd. (China)	101,000		188,200
Crane Co.	3,800		134,900
CSX Corp.	2,200		148,676
Deutsche Lufthansa AG (Germany)	9,800		224,833
Dun & Bradstreet Corp., The	1,200	[2]	115,968
easyJet PLC (United Kingdom)*	84,321		552,740
Emerson Electric Co.	800		38,960
Encore Wire Corp.	1,600		29,168
Esterline Technologies Corp.*	3,200	[2]	156,096
Expeditors International of Washington, Inc.	1,200	[2]	42,612
Fluor Corp.	800		65,080
Gamesa Corporacion Tecnologica, SA (Spain)	4,935		234,638
Gardner Denver, Inc.*	4,000	[2]	182,400
General Dynamics Corp.	400		35,656
General Electric Co.	26,916		761,454
Graco, Inc.	2,000	[2]	72,460
Hansen Transmissions International, N.V. (Belgium)*	64,168		399,092
HEICO Corp.	3,800	[2]	132,316
Hubbell, Inc.	2,800	[2]	118,048
Illinois Tool Works, Inc.	1,800		84,330
Kansas City Southern*	3,600		198,000
Kirby Corp.*	3,200	[2]	152,704
Lockheed Martin Corp.	200		20,866
Michael Page International PLC (United Kingdom)	62,233		317,099
Mitsui O.S.K. Lines, Ltd. (Japan)	18,000		233,104
Northrop Grumman Corp.	1,433		96,570
On Assignment, Inc.*	3,600		30,708
Precision Castparts Corp.	2,000		186,860
Renewable Energy Corp. ASA (Norway)*	15,100		437,323
Republic Services, Inc.	4,000		130,000
Rockwell Automation, Inc.	1,112		49,495
Ryanair Holdings PLC (Ireland)*	11,700	[2]	284,895

Ryder System, Inc.	2,600		171,496
Shaw Group Inc., The*	500		28,900
Siemens AG (Germany)	1,239		151,397
Transdigm Group, Inc.*	5,400	[2]	198,774

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 8.0% (continued)
Union Pacific Corp.	1,200		$98,928
United Parcel Service, Inc., Class B	2,320		146,346
United Technologies Corp.	3,800		243,124
Vestas Wind Systems AS (Denmark)*	7,000		912,918
Watson Wyatt & Co.	2,800	[2]	162,232
Wright Express Corp. (France)	365		108,682
Total Industrials			10,273,018
Information Technology - 8.5%
Activision Blizzard, Inc.*	1,500		53,970
Amkor Technology, Inc.*	17,900	[2]	156,804
Anixter International, Inc.*	600	[2]	40,818
Apple, Inc.*	2,300		365,585
ARM Holdings PLC (United Kingdom)	311,706		587,903
Automatic Data Processing, Inc.	2,231	[2]	95,286
Autonomy Corporation PLC (United Kingdom)*	25,244		531,860
Black Box Corp.	1,000		29,700
Cisco Systems, Inc.*	13,900		305,661
Corning, Inc.	1,200		24,012
CSG Systems International, Inc.*	5,000	[2]	88,700
Dell, Inc.*	2,000		49,140
EarthLink, Inc.*	15,800	[2]	142,200
eBay, Inc.*	1,700	[2]	42,789
EMC Corp.*	4,000		60,040
Fairchild Semiconductor International, Inc.*	5,600		68,040
Fujitsu, Ltd. (Japan)	47,000		339,923
Global Payments, Inc.	800	[2]	35,432
Google, Inc.*	600		284,250
Harris Corp.	4,000		192,600
Hewlett-Packard Co.	9,106		407,949
High Tech Computer Corp. (Taiwan)	16,900		265,224
Hynix Semiconductor, Inc. (South Korea)*	10,800		231,036
Intel Corp.	13,400		297,346
International Business Machines Corp.	4,600		588,708
Jack Henry & Associates, Inc.	1,529	[2]	33,011
JDA Software Group, Inc.*	1,800		30,726
LDK Solar Co., Ltd. (ADR) (China)*	12,500	[2]	420,875
MasterCard, Inc.	600		146,490
Microsoft Corp.	19,600		504,112
Nintendo Co., Ltd. (Japan)	1,500		727,779
Nokia Oyj (Finland)	24,371		665,141
Oracle Corp.*	8,276		178,182
Parametric Technology Corp.*	9,800	[2]	189,826
Plexus Corp.*	7,000	[2]	199,500
QUALCOMM, Inc.	3,400		188,156
Research In Motion, Ltd. (Canada)*	2,100		257,922
Samsung Electronics Co., Ltd., GDR, (South Korea) (a)	700		195,050
Sapient Corp.*	4,800		31,008
Scansource, Inc.*	2,000	[2]	61,380
Seagate Technology, Inc. (Cayman Islands)	6,800		101,796
Semtech Corp.*	13,600	[2]	198,152
Skyworks Solutions, Inc.*	20,400	[2]	192,984
Sohu.com, Inc.*	1,600	[2]	120,768
Sybase, Inc.*	5,400	[2]	181,494
Symantec Corp.*	6,600	[2]	139,062
SYNNEX Corp.*	1,800	[2]	42,048
Texas Instruments, Inc.	3,000		73,140
Toshiba Corp. (Japan)	30,000		194,779
Triquint Semiconductor, Inc.*	15,400	[2]	86,702
TTM Technologies, Inc.*	6,600	[2]	74,250
United Online, Inc.	9,400	[2]	102,084
Visa, Inc., Class A*	400		29,224
Vishay Intertechnology, Inc.*	12,000		107,640
Western Digital Corp.*	5,800	[2]	166,982
Total Information Technology			10,925,239
Materials - 6.4%
Antofagasta PLC (United Kingdom)	8,900		101,066
Arcelor (Luxembourg)	3,879		343,102
BASF SE (Germany)	12,000		759,569
BHP Billiton PLC (United Kingdom)	6,324		209,295
Century Aluminum Co.*	3,200	[2]	190,144
CF Industries Holdings, Inc.	1,400		228,844
Compania Vale do Rio Doce - ADR (Brazil)	10,900		327,327
Compania Vale do Rio Doce (Brazil)	6,900	[2]	180,573

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Materials - 6.4% (continued)
Compass Minerals International, Inc.	1,200	[2]	$90,720
Cytec Industries, Inc.	3,200		172,992
Dow Chemical Co.	600		19,986
E.I. du Pont de Nemours & Co.	800		35,048
Freeport McMoRan Copper & Gold, Inc., Class B	1,500		145,125
GMK Norilsk Nickel, Sponsored ADR (Russia)	13,600		286,960
International Paper Co.	1,800		49,896
JFE Holdings, Inc. (Japan)	9,700		471,450
K+S AG (Germany)	2,337		288,506
Kazakmys PLC (United Kingdom)	6,800		200,165
Koninklijke DSM, N.V. (Netherlands)	4,500		273,045
Mitsubishi Chemical Holdings Corp. (Japan)	57,000		340,059
Mitsui Petrochemical Industries, Ltd. (Japan)	27,000		129,997
Monsanto Co.	1,400		166,754
Mosaic Co., The*	1,000		127,210
Norsk Hydro ASA (Norway)	25,500		318,791
Nucor Corp.	800		45,776
Potash Corp. of Saskatchewan, Inc. (Canada)	1,800	[2]	367,686
Reliance Steel & Aluminum Co.	3,200		202,112
Rock-Tenn Co.	800		28,440
RPM International, Inc.	1,400	[2]	28,700
Sensient Technologies Corp.	4,200		130,704
Solvay, SA (Belgium)	1,800		215,167
Stora Enso Oyj (Finland)	5,300		47,859
Svenska Cellulosa AB (Sweden)	11,000		124,514
Terra Industries, Inc.	4,800		259,200
Wacker Chemie AG (Germany)	2,369		489,815
Xstrata PLC (United Kingdom)	11,143		799,243
Total Materials			8,195,840
Telecommunication Services - 1.8%
AT&T, Inc.	18,804		579,352
China Netcom Group Corp. (Hong Kong)	70,000		212,350
Embarq Corp. -	3,800	[2]	173,926
Nippon Telegraph & Telephone Corp. (Japan)	54		274,352
Premiere Global Services, Inc.*	2,900	[2]	43,819
Telecom Italia S.p.A. (Italy)	116,000		208,199
U.S. Cellular Corp.*	800	[2]	47,720
Verizon Communications, Inc.	6,400		217,856
Vodafone Group PLC (United Kingdom)	157,388		421,615
Windstream Corp.	15,000		178,800
Total Telecommunication Services			2,357,989
Utilities - 2.2%
Alliant Energy Corp.	1,800		58,014
American Electric Power Co., Inc.	1,800		71,100
Atmos Energy Corp.	954		25,252
DPL, Inc.	1,400		35,532
Duke Energy Corp.	5,000		87,900
E.ON AG (Germany)	2,966		565,229
Edison International	1,600		77,344
Energen Corp.	1,128		67,906
Exelon Corp.	2,770		217,777
Iberdrola Renovables SAU (Spain)*	49,635		327,476
Oneok, Inc.	2,800		127,344
Pepco Holdings, Inc.	8,800		219,472
Sierra Pacific Resources	8,600	[2]	97,524
Tokyo Electric Power Company, Inc., The (Japan)	15,000		413,107
UGI Corp.	1,600		43,296
Westar Energy, Inc.	4,400		97,152
WGL Holdings, Inc.	3,568	[2]	123,203
Xcel Energy, Inc.	5,600		112,336
Total Utilities			2,766,964
Total Common Stocks (cost $88,590,328)			83,675,558
Warrants - 0.4%
ASUSTeK Computer, Inc. 01/19/17 (Luxembourg)	78,600		206,168
United Microelectronics Corp. (Luxembourg)	605,046		282,556
Total Warrants (cost $711,601)			488,724
Other Investment Companies - 33.1%
Managers Global Bond Fund (cost $41,430,616)	1,976,941		42,504,235
Short-Term Investments - 13.1%[1]
Bank of New York Institutional Cash Reserves Fund, 2.48%[3]	14,168,949		14,168,949
Dreyfus Cash Management Fund, Institutional Class Shares, 2.53%	2,644,410		2,644,410
Total Short-Term Investments (cost $16,813,359)			16,813,359
Total Investments - 111.7% (cost $147,545,904)			143,481,876
Other Assets, less Liabilities - (11.7)%			(14,995,500)
Net Assets - 100.0%			$128,486,376

Managers Small Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.3%
Consumer Discretionary - 10.3%
American Public Education, Inc.*	19,300		$876,799
Arbitron, Inc.	14,500	[2]	681,500
Capella Education Co.*	18,400		960,480
Corinthian Colleges, Inc.*	58,900	[2]	927,675
Dolan Media Co.*	30,000		633,300
FGX International Holdings, Ltd.*	27,400		317,840
Gaylord Entertainment Co., Class A*	23,700		711,948
Hibbett Sports, Inc.*	20,200		425,210
Iconix Brand Group, Inc.*	32,000		384,000
Monro Muffler Brake, Inc.	24,100		438,861
Orient-Express Hotels, Ltd.	11,600		386,164
Pool Corp.	25,050		553,104
RC2 Corp.*	17,000		390,320
RRSat Global Communications Network, Ltd.	31,300		437,887
Total Consumer Discretionary			8,125,088
Consumer Staples - 3.7%
Chattem, Inc.*	12,600	[2]	812,322
Green Mountain Coffee Roasters, Inc.*	13,700	[2]	497,995
Herbalife, Ltd.	19,000		820,610
Smart Balance, Inc.*	43,000		318,200
United Natural Foods, Inc.*	23,200	[2]	445,904
Total Consumer Staples			2,895,031
Energy - 11.6%
Approach Resources, Inc.*	32,200		647,542
Arena Resources, Inc.*	31,300		1,280,483
Bolt Technology Corp.*	17,900		397,559
Cal Dive International, Inc.*	46,600		499,086
Concho Resources, Inc.*,6	40,600	[2]	1,329,650
Exterran Holdings, Inc.*	16,700	[2]	942,548
Hercules Offshore, Inc.*	23,770		593,537
NATCO Group, Inc.*	24,100		1,148,365
Quest Resource Corp.*	59,500		546,210
Quicksilver Resources, Inc.*	12,900		337,464
Rex Energy Corp.*	16,200	[2]	322,380
T-3 Energy Services, Inc.*	15,800		1,083,406
Total Energy			9,128,230
Financials - 9.6%
Amerisafe, Inc.*	24,700		448,799
Argo Group International Holdings, Ltd.*	25,274		860,327
Assured Guaranty, Ltd.	37,000		424,020
Bank of Florida Corp.*	25,000		163,500
Cohen & Steers, Inc.	11,700		292,734
DuPont Fabros Technology, Inc.	32,200		526,470
Evercore Partners, Inc., Class A	25,300		330,418
Jefferies Group, Inc.	20,600		391,194
National Financial Partners Corp.	32,700	[2]	681,795
optionsXpress, Inc.	43,300		1,074,273
Portfolio Recovery Associates, Inc.*	21,900		873,153
Primus Guaranty, Ltd.*	34,600		132,864
Resource America, Inc.	21,900		256,230
Safety Insurance Group, Inc.	13,700	[2]	581,839
Wintrust Financial Corp.	23,900	[2]	493,535
Total Financials			7,531,151
Health Care - 11.5%
Align Technology, Inc.*	43,300	[2]	433,433
American Dental Partners, Inc.*	31,650		323,147
AtriCure, Inc.*	43,400		418,810
BioMarin Pharmaceutical, Inc.*	22,700		738,885
Bio-Rad Laboratories, Inc.*	18,480		1,646,568
Emergency Medical Services Corp., Class A*	16,300		440,426
Haemonetics Corp.*	27,500		1,596,650
Magellan Health Services, Inc.*	22,000		918,500
MedAssets, Inc.*	40,000		604,800
Mentor Corp.	25,900	[2]	642,579
Qiagen N.V.*	18,595	[2]	349,400
Stereotaxis, Inc.*	41,400		295,596
Volcano Corp.*	43,700		662,929
Total Health Care			9,071,723

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 18.8%
Advisory Board Co., The*	16,900		$648,115
American Reprographics Co.*	25,800	[2]	413,058
Clean Harbors, Inc.*	6,900	[2]	538,476
Corporate Executive Board Co.	17,900		670,892
CoStar Group, Inc.*	18,200		907,998
Duff & Phelps Corp., Class A*	14,400		247,536
Energy Recovery, Inc.*	6,400	[2]	70,720
Hub Group, Inc.*	24,600		955,956
Huron Consulting Group, Inc.*	12,400		646,784
Interline Brands, Inc.*	41,400		653,706
Middleby Corp., The*	17,900	[2]	837,720
Mobile Mini, Inc.*	46,500		929,070
On Assignment, Inc.*	88,000		750,640
Orbital Sciences Corp.*	32,000		800,320
RBC Bearings, Inc.*	23,100		768,537
Regal-Beloit Corp.	13,000	[2]	542,750
Resources Connection, Inc.	42,300		978,822
Ritchie Bros. Auctioneers, Inc.	25,200		657,972
Stanley, Inc.*	30,400		949,392
Stericycle, Inc.*	6,600		394,350
Transdigm Group, Inc.*	19,700	[2]	725,157
UTI Worldwide, Inc.	38,500		700,315
Total Industrials			14,788,286
Information Technology - 26.8%
Advanced Analogic Technologies, Inc.*	101,800		420,434
Alvarion, Ltd.*	66,000		425,040
Applied Micro Circuits Corp.*	37,450		290,612
Ariba, Inc.*	20,700	[2]	339,687
Cognex Corp.	37,600		708,760
CommVault Systems, Inc.*	27,500		418,825
Constant Contact, Inc.*	29,500		525,690
CPI International, Inc.*	44,200		638,690
CyberSource Corp.*	35,539		630,817
DealerTrack Holdings, Inc.*	53,100		827,298
Dice Holdings, Inc.*	14,700		130,536
Global Payments, Inc.	49,500		2,192,355
Informatica Corp.*	49,500		801,405
Information Services Group, Inc.*	78,800		335,688
J2 Global Communications, Inc.*	48,600		1,164,942
Jack Henry & Associates, Inc.	48,000	[2]	1,036,320
Knot, Inc., The*	14,900		130,524
Monolithic Power Systems, Inc.*	35,900		780,825
Monotype Imaging Holdings, Inc.*	28,400		368,064
Netezza Corp.*	50,000		650,000
ORBCOMM, Inc.*	44,500		295,925
Power Integrations, Inc.*	8,900		243,148
SI International, Inc.*	33,000		603,240
SkillSoft PLC*	114,900		1,177,725
Solera Holdings, Inc.*	74,100		2,148,159
Synaptics, Inc.*	11,600		559,352
Ultimate Software Group, Inc., The*	26,700		700,341
Varian Semiconductor Equipment Associates, Inc.*	19,900	[2]	581,478
ViaSat, Inc.*	34,600		796,838
Voltaire, Ltd.*	38,800		156,752
Wright Express Corp.*	37,200		987,660
Total Information Technology			21,067,130
Telecommunication Services - 1.8%
General Communication, Inc., Class A*	54,500		488,865
NTELOS Holdings Corp.	39,500		944,445
Total Telecommunication Services			1,433,310
Utilities - 1.2%
ITC Holdings Corp.	17,900		932,948
Total Common Stocks (cost $67,159,607)			74,972,897
Other Investment Companies - 17.0%[1]
Bank of New York Institutional Cash Reserves Fund, 2.48%[3]	9,862,356		9,862,356
Dreyfus Cash Management Fund, Institutional Class Shares, 2.53%	3,518,488		3,518,488
Total Other Investment Companies (cost $13,380,844)			13,380,844
Total Investments - 112.3% (cost $80,540,451)			88,353,741
Other Assets, less Liabilities - (12.3)%			(9,661,246)
Net Assets - 100.0%			$78,692,495

Managers Fremont Micro-Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 93.4%
Consumer Discretionary - 11.3%
AC Moore Arts & Crafts, Inc.*	23,300	$182,672
Ambassadors Group, Inc.	81,400	1,265,770
American Public Education, Inc.*	30,050	1,365,172
Amerigon, Inc.*	66,315	439,005
Ark Restaurants Corp.	3,100	58,993
BJ's Restaurants, Inc.*	29,395	318,936
Buffalo Wild Wings, Inc.*	24,490	806,456
Cache, Inc.*	38,100	539,115
Christopher & Banks Corp.	19,900	173,130
Citi Trends, Inc.*	35,300	816,489
Core-Mark Holding Co., Inc.*	8,000	217,840
CSS Industries, Inc.	9,700	274,316
DXP Enterprises, Inc.*	33,600	1,607,423
Famous Dave's of America, Inc.*	20,000	169,800
FGX International Holdings, Ltd.*	69,100	801,560
GSI Commerce, Inc.*	40,400	615,696
hhgregg, Inc.*	20,500	205,205
Hibbett Sports, Inc.*	30,300	637,815
Hooker Furniture Corp.	10,700	178,904
Jo-Ann Stores, Inc.*	8,700	191,139
K12, Inc.*	18,200	460,096
Kenneth Cole Productions, Inc.	18,307	255,383
Lincoln Educational Services Corp.*	16,000	220,640
Luby's, Inc.*	56,600	393,936
Maidenform Brands, Inc.*	29,900	457,769
Marine Products Corp.	28,087	205,035
Midas, Inc.*	13,000	186,810
Monarch Casino & Resort, Inc.*	22,800	280,896
Monro Muffler Brake, Inc.	24,200	440,682
O'Charley's, Inc.	24,800	279,000
P.F. Chang's China Bistro, Inc.*	16,400	426,400
Pinnacle Entertainment, Inc.*	57,700	652,010
Rentrak Corp.*	8,600	120,056
Shiloh Industries, Inc.*	11,400	113,202
Stamps.com, Inc.*	9,900	134,739
Steiner Leisure, Ltd.*	41,200	1,273,080
Steinway Musical Instruments, Inc.*	7,800	216,216
The Finish Line, Inc., Class A*	32,100	348,285
True Religion Apparel, Inc.*	41,700	1,077,528
Ulta Salon, Cosmetics & Fragrance, Inc.*	72,600	684,618
Universal Electronics, Inc.*	13,100	297,632
Volcom, Inc.*	30,800	552,552
Zumiez, Inc.*	48,100	709,956
Total Consumer Discretionary		20,651,957
Consumer Staples - 2.5%
Boston Beer Co., Inc.*	23,200	1,050,727
Elizabeth Arden, Inc.*	23,500	383,755
Green Mountain Coffee Roasters, Inc.*	22,810	829,144
Inter Parfums, Inc.	6,300	94,374
J&J Snack Foods Corp.	10,600	335,702
Lance, Inc.	12,200	224,480
PriceSmart, Inc.	6,600	154,770
Rocky Mountain Chocolate Factory, Inc.	9,000	81,630
Smart Balance, Inc.*	116,500	862,100
Zhongpin, Inc.*	50,200	584,830
Total Consumer Staples		4,601,512
Energy - 4.5%
Bolt Technology Corp.*	5,400	119,934
Brigham Exploration Co.*	35,645	499,030
Cano Petroleum, Inc.*	86,370	341,162
Dawson Geophysical Co.*	18,100	1,187,902
Gulf Island Fabrication, Inc.	9,700	430,195
Mitcham Industries, Inc.*	5,500	84,590
National Coal Corp.*	131,895	923,265
Northern Oil & Gas, Inc.*	53,585	497,269
Parallel Petroleum Corp.*	58,425	957,002
Rex Energy Corp.*	26,505	527,450
RPC, Inc.	79,800	1,371,761
T-3 Energy Services, Inc.*	12,090	829,011
TGC Industries, Inc.*	26,794	216,228
Union Drilling, Inc.*	18,600	358,236
Total Energy		8,343,035

Managers Fremont Micro-Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Financials - 8.4%
American Physicians Capital, Inc.	9,700	$482,866
Amerisafe, Inc.*	27,300	496,041
Associated Estates Realty Corp.	11,400	161,310
Baldwin & Lyons, Inc.	3,700	78,625
Bancorp Rhode Island, Inc.	21,047	624,044
Bryn Mawr Bank Corp.	4,500	108,270
Columbia Banking Systems	23,000	347,530
Community Trust Bancorp, Inc.	14,800	456,136
Donegal Group, Inc.	56,407	982,610
Eastern Insurance Holdings, Inc.	12,100	189,123
eHealth, Inc.*	9,790	142,151
FCStone Group, Inc.*	38,200	735,732
Financial Institutions, Inc.	51,355	949,554
First Bancorp	5,500	87,780
First Cash Financial Services, Inc.*	28,300	539,681
First Community Bancshares, Inc.	13,200	472,956
First Defiance Financial Corp.	9,131	135,595
First Financial Holdings, Inc.	24,000	479,520
Flushing Financial Corp.	16,900	297,947
Hallmark Financial Services, Inc.*	17,700	171,159
Iberia Bank Corp.	8,300	427,284
Independent Bank Corp. (MA)	10,700	279,912
Lakeland Bancorp, Inc.	16,000	184,160
Lakeland Financial Corp.	5,700	117,420
Legacy Bancorp, Inc.	53,785	607,770
Meadowbrook Insurance Group, Inc.	61,400	393,574
Mission West Properties, Inc.	11,900	117,810
OceanFirst Financial Corp., Inc.	25,100	454,059
Penson Worldwide, Inc.*	112,500	2,072,250
S.Y. Bancorp, Inc.	17,400	448,920
SCBT Financial Corp.	7,066	245,544
SeaBright Insurance Holdings, Inc.*	27,000	310,500
Shore Bancshares, Inc.	694	15,428
Simmons First National Corp., Class A	11,100	330,225
Smithtown Bancorp, Inc.	14,300	270,842
Southside Bancshares, Inc.	23,350	463,030
Supertel Hospitality, Inc.	16,300	78,403
Washington Trust Bancorp, Inc.	8,400	200,592
WSFS Financial Corp.	8,400	457,380
Total Financials		15,413,733
Health Care - 17.7%
Abaxis, Inc.*	33,890	674,072
Abiomed, Inc.*	22,600	400,698
Air Methods Corp.*	13,700	392,779
Allion Healthcare, Inc.*	19,100	110,589
Array BioPharma, Inc.*	71,400	557,634
Bio-Reference Laboratories, Inc.*	93,020	2,405,497
CardioNet, Inc.*	35,740	984,994
Cutera, Inc.*	14,000	139,440
eResearch Technology, Inc.*	9,700	141,232
Eurand N.V.*	63,103	1,160,464
Genoptix, Inc.*	41,685	1,215,118
Hanger Orthopedic Group, Inc.*	61,400	1,046,870
Hansen Medical, Inc.*	28,900	440,725
Harvard Bioscience, Inc.*	128,796	641,404
HMS Holdings Corp.*	110,220	2,742,274
Home Diagnostics, Inc.*	16,300	131,052
Insulet Corp.*	28,300	394,785
IPC The Hospitalist Co., Inc.*	46,400	999,920
Landauer, Inc.	5,800	373,114
LHC Group, Inc.*	8,300	232,566
Medical Action Industries, Inc.*	28,600	284,284
MEDTOX Scientific, Inc.*	95,800	1,383,352
Merit Medical Systems, Inc.*	60,000	1,212,600
Micrus Endovascular Corp.*	19,490	283,385
Minrad International, Inc.*	143,295	247,900
MWI Veterinary Supply, Inc.*	48,500	1,699,440
Natus Medical, Inc.*	27,300	633,633
Neogen Corp.*	37,600	1,032,872
Nutraceutical International Corp.*	7,400	90,354
Obagi Medical Products, Inc.*	27,900	265,608
Osteotech, Inc.*	16,900	97,344
Phase Forward, Inc.*	99,100	1,823,440
POZEN, Inc.*	30,700	373,926
Providence Service Corp.*	54,600	595,140

Managers Fremont Micro-Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Health Care - 17.7% (continued)
Psychemedics Corp.	48,047	$670,256
Res-Care, Inc.*	22,800	418,608
RTI Biologics, Inc.*	156,850	1,300,286
Somanetics Corp.*	13,900	304,688
SonoSite, Inc.*	18,100	592,956
U.S. Physical Therapy, Inc.*	102,247	1,669,694
VIVUS, Inc.*	67,800	571,554
VNUS Medical Technologies, Inc.*	45,293	922,165
Volcano Corp.*	49,270	747,426
Young Innovations, Inc.	4,300	93,697
Total Health Care		32,499,835
Industrials - 23.4%
Aerovironment, Inc.*	31,000	1,011,530
Alamo Group, Inc.	10,600	229,490
Altra Holdings, Inc.*	42,000	700,140
American Ecology Corp.	11,200	352,912
Apogee Enterprises, Inc.	18,300	316,224
Applied Signal Technology, Inc.	15,000	219,600
Astec Industries, Inc.*	19,700	628,824
AZZ, Inc.*	17,200	787,244
Barrett Business Services, Inc.	27,237	447,776
CBIZ, Inc.*	45,700	374,283
Celadon Group, Inc.*	28,500	377,055
China Security & Surveillance Technology, Inc.*	12,900	181,890
Cornell Companies, Inc.*	10,200	265,710
Courier Corp.	14,900	253,002
Ducommun, Inc.*	15,300	419,373
Dynamex, Inc.*	11,500	322,805
Dynamic Materials Corp.	22,900	754,097
Energy Recovery, Inc.*	25,000	276,250
EnerNOC, Inc.*	51,200	826,368
Exponent, Inc.*	48,617	1,484,763
Furmanite Corp.*	42,880	392,781
Gehl Co.*	12,100	181,863
GP Strategies Corp.*	173,133	1,705,360
Graham Corp.	12,805	1,139,645
Great Lakes Dredge & Dock Corp.	146,300	950,950
Hill International, Inc.*	137,900	2,337,405
Houston Wire & Cable Co.	50,600	995,808
Hurco Companies, Inc.*	33,200	968,776
II-VI, Inc.*	18,300	703,818
Kadant, Inc.*	45,200	966,828
Kimball International, Inc., Class B	10,800	115,668
Knight Transportation, Inc.	26,400	499,488
LaBarge, Inc.*	134,932	1,994,295
Learning Tree International, Inc.*	13,600	216,784
Lindsay Corp.	7,650	705,866
LMI Aerospace, Inc.*	59,800	1,104,506
LSI Industries, Inc.	40,100	370,123
Lydall, Inc.*	12,200	189,832
Marten Transport, Ltd.*	44,000	916,080
Metalico, Inc.*	63,210	973,434
Multi-Color Corp.	97,824	1,976,044
Old Dominion Freight Line, Inc.*	12,200	447,740
On Assignment, Inc.*	84,100	717,373
Orbit International Corp.*	76,409	471,444
Raven Industries, Inc.	33,400	1,270,870
RBC Bearings, Inc.*	17,900	595,533
Saia, Inc.*	33,700	589,750
Spherion Corp.*	22,300	109,047
Standard Parking Corp.*	57,300	1,235,388
Sterling Construction, Inc.*	72,726	1,500,337
Sun Hydraulics Corp.	18,700	770,440
Team, Inc.*	41,465	1,513,887
Titan International, Inc.	26,355	1,217,865
Titan Machinery, Inc.*	27,500	754,050
Universal Truckload Services, Inc.*	9,100	226,772
Vitran Corp., Inc., Class A*	79,183	1,310,479
Volt Information Sciences, Inc.*	17,400	241,338
Wabash National Corp.	24,974	232,258
Total Industrials		42,839,261

Managers Fremont Micro-Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 23.3%
3PAR, Inc.*	148,973	$1,217,109
Actuate Corp.*	62,700	284,658
Anadigics, Inc.*	78,000	465,660
Anaren Microwave, Inc.*	13,200	125,532
Aruba Networks, Inc.*	126,000	734,580
Bankrate, Inc.*	14,200	446,590
Bel Fuse, Inc.	21,400	606,904
Blue Coat Systems, Inc.*	44,300	643,679
Bottomline Technologies, Inc.*	15,700	187,929
Cavium Networks, Inc.*	30,600	491,130
CommVault Systems, Inc.*	61,800	941,214
Compellent Technologies, Inc.*	60,975	691,456
comScore, Inc.*	18,700	356,796
Comverge, Inc.*	34,900	380,410
Constant Contact, Inc.*	33,057	589,076
CTS Corp.	41,400	532,404
CyberSource Corp.*	44,500	789,875
Digi International, Inc.*	48,400	489,808
Double-Take Software, Inc.*	38,900	429,456
DTS, Inc.*	26,300	751,917
EMS Technologies, Inc.*	82,800	1,714,788
Entropic Communications, Inc.*	72,080	162,180
FARO Technologies, Inc.*	14,955	354,434
Forrester Research, Inc.*	39,100	1,317,670
Gerber Scientific, Inc.*	35,000	415,450
I2 Technologies, Inc.*	89,900	1,160,609
Integrated Silicon Solution, Inc.*	40,200	182,508
Intervoice, Inc.*	50,800	415,544
IPG Photonics Corp.*	25,000	444,000
IXYS Corp.*	17,200	210,528
Keithley Instruments, Inc.	21,700	203,980
LoJack Corp.*	44,700	274,458
Loop Net, Inc.*	39,300	446,448
Magma Design Automation, Inc.*	105,900	671,406
Measurement Specialties, Inc.*	15,200	262,352
Mellanox Technologies, Ltd.*	85,500	1,093,545
Methode Electronics, Inc.	8,500	95,115
MIPS Technologies, Inc.*	49,100	186,580
MSC Software Corp.*	42,100	530,460
MTS Systems Corp.	16,100	674,429
NCI, Inc., Class A*	38,800	926,156
Netezza Corp.*	101,680	1,321,840
NetLogic Microsystems, Inc.*	24,900	797,049
Neutral Tandem, Inc.*	57,310	990,317
Nu Horizons Electronics Corp.*	143,636	688,016
Online Resources Corp.*	101,674	695,450
PC Connection, Inc.*	18,300	131,211
PC-Tel, Inc.*	24,600	256,578
PDF Solutions, Inc.*	182,000	828,100
Perfect World Co., Ltd. (ADR)*	26,300	695,898
Pericom Semiconductor Corp.*	18,700	266,662
PROS Holdings, Inc.*	123,772	1,294,655
QAD, Inc.	21,800	152,600
Renaissance Learning, Inc.	6,900	87,768
Rimage Corp.*	12,200	185,074
SI International, Inc.*	62,700	1,146,156
SM&A*	33,226	126,259
SonicWALL, Inc.*	45,700	266,888
Spectrum Control, Inc.*	31,400	227,650
Starent Networks Corp.*	46,200	605,220
Super Micro Computer, Inc.*	11,900	94,129
Supertex, Inc.*	56,200	1,686,562
Switch and Data Facilities Co., Inc.*	122,625	2,063,779
Sykes Enterprises, Inc.*	23,000	406,180
Symmetricom, Inc.*	59,700	288,351
Synaptics, Inc.*	11,300	544,886
Taleo Corp.*	25,400	475,996
TESSCO Technologies, Inc.*	7,500	110,775
Tyler Technologies, Inc.*	29,500	471,410
Ultimate Software Group, Inc., The*	24,600	645,258
Vocus, Inc.*	47,110	1,676,645
White Electronic Designs Corp.*	46,200	216,678
Zygo Corp.*	34,200	369,702
Total Information Technology		42,712,565

Managers Fremont Micro-Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Materials - 1.9%
Balchem Corp.	48,466	$1,223,767
Buckeye Technologies, Inc.*	44,200	430,950
Calgon Carbon Corp.*	48,343	918,517
ICO, Inc.*	56,100	272,646
NN, Inc.	17,600	234,432
PolyMet Mining Corp.*	78,846	264,134
Schweitzer-Mauduit International, Inc.	4,600	85,606
Total Materials		3,430,052
Telecommunication Services - 0.2%
D&E Communications, Inc.	9,000	80,190
Shenandoah Telecommunications Co.*	19,800	298,782
Total Telecommunication Services		378,972
Utilities - 0.2%
American States Water Co.	8,400	303,408
Total Common Stocks (cost $171,495,414)		171,174,330
Other Investment Companies - 6.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 2.53% (cost $11,396,490)	11,396,490	11,396,490
Total Investments - 99.6% (cost $182,891,904)		182,570,820
Other Assets, less Liabilities - 0.4%		654,755
Net Assets - 100%		$183,225,575

Managers Fremont Institutional Micro-Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 92.9%
Consumer Discretionary - 11.3%
AC Moore Arts & Crafts, Inc.*	6,600	$51,744
Ambassadors Group, Inc.	16,336	254,026
American Public Education, Inc.*	6,170	280,303
Amerigon, Inc.*	13,540	89,635
Ark Restaurants Corp.	746	14,196
BJ’s Restaurants, Inc.*	6,000	65,100
Buffalo Wild Wings, Inc.*	5,210	171,565
Cache, Inc.*	6,665	94,310
Christopher & Banks Corp.	4,500	39,150
Citi Trends, Inc.*	7,071	163,552
Core-Mark Holding Co., Inc.*	1,833	49,913
CSS Industries, Inc.	2,338	66,119
DXP Enterprises, Inc.*	6,935	331,770
Famous Dave’s of America, Inc.*	4,067	34,529
FGX International Holdings, Ltd.*	14,891	172,736
GSI Commerce, Inc.*	8,700	132,588
hhgregg, Inc.*	4,200	42,042
Hibbett Sports, Inc.*	6,400	134,720
Hooker Furniture Corp.	2,100	35,112
Jo-Ann Stores, Inc.*	2,200	48,334
K12, Inc.*	3,900	98,592
Kenneth Cole Productions, Inc.	4,053	56,539
Lincoln Educational Services Corp.*	3,760	51,850
Luby’s, Inc.*	12,938	90,048
Maidenform Brands, Inc.*	5,200	79,612
Marine Products Corp.	5,689	41,530
Midas, Inc.*	2,779	39,934
Monarch Casino & Resort, Inc.*	5,000	61,600
Monro Muffler Brake, Inc.	5,551	101,084
O’Charley’s, Inc.	5,061	56,936
P.F. Chang’s China Bistro, Inc.*	3,500	91,000
Pinnacle Entertainment, Inc.*	11,971	135,272
Rentrak Corp.*	1,445	20,172
Shiloh Industries, Inc.*	2,853	28,330
Stamps.com, Inc.*	2,219	30,201
Steiner Leisure, Ltd.*	8,600	265,740
Steinway Musical Instruments, Inc.*	1,753	48,593
The Finish Line, Inc., Class A*	4,400	47,740
True Religion Apparel, Inc.*	8,900	229,976
Ulta Salon, Cosmetics & Fragrance, Inc.*	15,600	147,108
Universal Electronics, Inc.*	2,300	52,256
Volcom, Inc.*	6,400	114,816
Zumiez, Inc.*	10,400	153,504
Total Consumer Discretionary		4,313,877
Consumer Staples - 2.4%
Boston Beer Co., Inc.*	4,708	213,226
Elizabeth Arden, Inc.*	4,137	67,558
Green Mountain Coffee Roasters, Inc.*	4,640	168,664
Inter Parfums, Inc.	1,347	20,178
J&J Snack Foods Corp.	2,029	64,258
Lance, Inc.	2,513	46,239
PriceSmart, Inc.	1,589	37,262
Rocky Mountain Chocolate Factory, Inc.	2,004	18,176
Smart Balance, Inc.*	23,300	172,420
Zhongpin, Inc.*	10,800	125,820
Total Consumer Staples		933,801
Energy - 4.4%
Bolt Technology Corp.*	1,200	26,652
Brigham Exploration Co.*	7,275	101,850
Cano Petroleum, Inc.*	17,640	69,678
Dawson Geophysical Co.*	3,605	236,596
Gulf Island Fabrication, Inc.	1,796	79,653
Mitcham Industries, Inc.*	1,200	18,456
National Coal Corp.*	26,945	188,615
Northern Oil & Gas, Inc.*	10,955	101,662
Parallel Petroleum Corp.*	11,943	195,626
Rex Energy Corp.*	5,420	107,858
RPC, Inc.	16,014	275,281
T-3 Energy Services, Inc.*	2,460	168,682
TGC Industries, Inc.*	5,052	40,770
Union Drilling, Inc.*	3,973	76,520
Total Energy		1,687,899

Managers Fremont Institutional Micro-Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Financials - 8.5%
American Physicians Capital, Inc.	1,955	$97,320
Amerisafe, Inc.*	4,865	88,397
Associated Estates Realty Corp.	2,143	30,323
Baldwin & Lyons, Inc.	909	19,316
Bancorp Rhode Island, Inc.	4,460	132,239
Bryn Mawr Bank Corp.	900	21,654
Columbia Banking Systems	5,009	75,686
Community Trust Bancorp, Inc.	3,161	97,422
Donegal Group, Inc.	13,239	230,623
Eastern Insurance Holdings, Inc.	2,800	43,764
eHealth, Inc.*	2,011	29,200
FCStone Group, Inc.*	7,952	153,156
Financial Institutions, Inc.	10,715	198,120
First Bancorp	1,300	20,748
First Cash Financial Services, Inc.*	4,353	83,012
First Community Bancshares, Inc.	2,730	97,816
First Defiance Financial Corp.	2,145	31,853
First Financial Holdings, Inc.	3,893	77,782
Flushing Financial Corp.	3,548	62,551
Hallmark Financial Services, Inc.*	3,900	37,713
Iberia Bank Corp.	1,877	96,628
Independent Bank Corp. (MA)	2,490	65,138
Lakeland Bancorp, Inc.	3,726	42,886
Lakeland Financial Corp.	1,373	28,284
Legacy Bancorp, Inc.	12,528	141,566
Meadowbrook Insurance Group, Inc.	13,633	87,388
Mission West Properties, Inc.	2,494	24,691
OceanFirst Financial Corp., Inc.	5,300	95,877
Penson Worldwide, Inc.*	24,164	445,101
S.Y. Bancorp, Inc.	3,690	95,202
SCBT Financial Corp.	1,640	56,990
SeaBright Insurance Holdings, Inc.*	6,530	75,095
Shore Bancshares, Inc.	145	3,223
Simmons First National Corp., Class A	2,100	62,475
Smithtown Bancorp, Inc.	2,521	47,748
Southside Bancshares, Inc.	4,755	94,292
Supertel Hospitality, Inc.	3,501	16,840
Washington Trust Bancorp, Inc.	1,900	45,372
WSFS Financial Corp.	1,680	91,476
Total Financials		3,244,967
Health Care - 17.7%
Abaxis, Inc.*	6,910	137,440
Abiomed, Inc.*	4,600	81,558
Air Methods Corp.*	2,574	73,797
Allion Healthcare, Inc.*	3,800	22,002
Array BioPharma, Inc.*	13,400	104,654
Bio-Reference Laboratories, Inc.*	19,604	506,958
CardioNet, Inc.*	7,530	207,527
Cutera, Inc.*	3,768	37,529
eResearch Technology, Inc.*	1,600	23,296
Eurand N.V.*	14,688	270,112
Genoptix, Inc.*	8,497	247,688
Hanger Orthopedic Group, Inc.*	13,000	221,650
Hansen Medical, Inc.*	6,200	94,550
Harvard Bioscience, Inc.*	26,664	132,787
HMS Holdings Corp.*	23,080	574,230
Home Diagnostics, Inc.*	2,892	23,252
Insulet Corp.*	5,400	75,330
IPC The Hospitalist Co., Inc.*	10,000	215,500
Landauer, Inc.	1,121	72,114
LHC Group, Inc.*	1,987	55,676
Medical Action Industries, Inc.*	6,136	60,992
MEDTOX Scientific, Inc.*	20,698	298,879
Merit Medical Systems, Inc.*	12,636	255,374
Micrus Endovascular Corp.*	3,985	57,942
Minrad International, Inc.*	29,300	50,689
MWI Veterinary Supply, Inc.*	9,800	343,392
Natus Medical, Inc.*	5,800	134,618
Neogen Corp.*	8,541	234,621
Nutraceutical International Corp.*	1,883	22,991
Obagi Medical Products, Inc.*	4,600	43,792
Osteotech, Inc.*	3,797	21,871
Phase Forward, Inc.*	20,755	381,892
POZEN, Inc.*	4,900	59,682

Managers Fremont Institutional Micro-Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Health Care - 17.7% (continued)
Providence Service Corp.*	12,178	$132,740
Psychemedics Corp.	10,882	151,804
Res-Care, Inc.*	4,090	75,092
RTI Biologics, Inc.*	31,395	260,265
Somanetics Corp.*	2,429	53,244
SonoSite, Inc.*	3,881	127,142
U.S. Physical Therapy, Inc.*	21,451	350,294
VIVUS, Inc.*	14,400	121,392
VNUS Medical Technologies, Inc.*	8,713	177,397
Volcano Corp.*	10,063	152,656
Young Innovations, Inc.	1,147	24,993
Total Health Care		6,771,404
Industrials - 23.1%
Aerovironment, Inc.*	6,600	215,358
Alamo Group, Inc.	1,709	37,000
Altra Holdings, Inc.*	9,000	150,030
American Ecology Corp.	1,896	59,743
Apogee Enterprises, Inc.	4,445	76,810
Applied Signal Technology, Inc.	2,618	38,328
Astec Industries, Inc.*	4,200	134,064
AZZ, Inc.*	3,659	167,472
Barrett Business Services, Inc.	5,685	93,461
CBIZ, Inc.*	10,032	82,162
Celadon Group, Inc.*	5,907	78,150
China Security & Surveillance Technology, Inc.*	3,100	43,710
Cornell Companies, Inc.*	2,300	59,915
Courier Corp.	3,197	54,285
Ducommun, Inc.*	3,000	82,230
Dynamex, Inc.*	2,169	60,884
Dynamic Materials Corp.	4,664	153,586
Energy Recovery, Inc.*	5,300	58,565
EnerNOC, Inc.*	10,006	161,497
Exponent, Inc.*	10,506	320,852
Furmanite Corp.*	8,750	80,150
Gehl Co.*	2,600	39,078
GP Strategies Corp.*	37,941	373,719
Graham Corp.	2,615	232,735
Great Lakes Dredge & Dock Corp.	31,407	204,146
Hill International, Inc.*	29,250	495,787
Houston Wire & Cable Co.	10,678	210,143
Hurco Companies, Inc.*	7,100	207,178
II-VI, Inc.*	3,937	151,417
Kadant, Inc.*	10,120	216,467
Kimball International, Inc., Class B	2,400	25,704
Knight Transportation, Inc.	5,745	108,695
LaBarge, Inc.*	29,178	431,251
Learning Tree International, Inc.*	2,300	36,662
Lindsay Corp.	1,540	142,096
LMI Aerospace, Inc.*	12,900	238,262
LSI Industries, Inc.	8,772	80,966
Lydall, Inc.*	1,600	24,896
Marten Transport, Ltd.*	9,440	196,541
Metalico, Inc.*	12,905	198,737
Multi-Color Corp.	19,569	395,294
Old Dominion Freight Line, Inc.*	2,449	89,878
On Assignment, Inc.*	17,839	152,167
Raven Industries, Inc.	7,003	266,464
RBC Bearings, Inc.*	3,800	126,426
Saia, Inc.*	6,391	111,842
Spherion Corp.*	4,500	22,005
Standard Parking Corp.*	12,346	266,180
Sterling Construction, Inc.*	15,115	311,822
Sun Hydraulics Corp.	3,618	149,062
Team, Inc.*	8,436	307,998
Titan International, Inc.	5,365	247,917
Titan Machinery, Inc.*	5,902	161,833
Universal Truckload Services, Inc.*	1,900	47,348
Vitran Corp., Inc., Class A*	16,336	270,361
Volt Information Sciences, Inc.*	3,500	48,545
Wabash National Corp.	5,126	47,672
Total Industrials		8,845,546
Information Technology - 23.2%
3PAR, Inc.*	31,438	256,848
Actuate Corp.*	14,913	67,705

Managers Fremont Institutional Micro-Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 23.2% (continued)
Anadigics, Inc.*	15,000	$89,550
Anaren Microwave, Inc.*	3,400	32,334
Aruba Networks, Inc.*	27,100	157,993
Bankrate, Inc.*	2,900	91,205
Bel Fuse, Inc.	4,284	121,494
Blue Coat Systems, Inc.*	9,400	136,582
Bottomline Technologies, Inc.*	3,600	43,092
Cavium Networks, Inc.*	6,500	104,325
CommVault Systems, Inc.*	13,300	202,559
Compellent Technologies, Inc.*	12,605	142,941
comScore, Inc.*	4,021	76,721
Comverge, Inc.*	8,700	94,830
Constant Contact, Inc.*	6,740	120,107
CTS Corp.	7,499	96,437
CyberSource Corp.*	9,600	170,400
Digi International, Inc.*	10,634	107,616
Double-Take Software, Inc.*	8,300	91,632
DTS, Inc.*	5,370	153,528
EMS Technologies, Inc.*	17,259	357,434
Entropic Communications, Inc.*	15,100	33,975
FARO Technologies, Inc.*	3,045	72,166
Forrester Research, Inc.*	7,693	259,254
Gerber Scientific, Inc.*	7,718	91,613
I2 Technologies, Inc.*	17,900	231,089
Integrated Silicon Solution, Inc.*	8,200	37,228
Intervoice, Inc.*	8,900	72,802
IPG Photonics Corp.*	5,300	94,128
IXYS Corp.*	3,087	37,785
Keithley Instruments, Inc.	4,427	41,614
LoJack Corp.*	9,791	60,117
Loop Net, Inc.*	8,395	95,367
Magma Design Automation, Inc.*	21,640	137,198
Measurement Specialties, Inc.*	3,592	61,998
Mellanox Technologies, Ltd.*	18,153	232,177
Methode Electronics, Inc.	1,893	21,183
MIPS Technologies, Inc.*	10,578	40,196
MSC Software Corp.*	9,143	115,202
MTS Systems Corp.	2,901	121,523
NCI, Inc., Class A*	8,200	195,734
Netezza Corp.*	21,479	279,227
NetLogic Microsystems, Inc.*	5,353	171,350
Neutral Tandem, Inc.*	11,705	202,262
Nu Horizons Electronics Corp.*	30,983	148,409
Online Resources Corp.*	20,611	140,979
PC Connection, Inc.*	4,021	28,831
PC-Tel, Inc.*	3,544	36,964
PDF Solutions, Inc.*	39,453	179,511
Perfect World Co., Ltd. (ADR)*	5,675	150,160
Pericom Semiconductor Corp.*	3,757	53,575
PROS Holdings, Inc.*	25,130	262,860
QAD, Inc.	5,400	37,800
Renaissance Learning, Inc.	1,642	20,886
Rimage Corp.*	2,000	30,340
SI International, Inc.*	13,142	240,236
SM&A*	7,967	30,275
SonicWALL, Inc.*	9,700	56,648
Spectrum Control, Inc.*	7,864	57,014
Starent Networks Corp.*	9,900	129,690
Super Micro Computer, Inc.*	2,436	19,269
Supertex, Inc.*	11,657	349,826
Switch and Data Facilities Co., Inc.*	25,386	427,244
Sykes Enterprises, Inc.*	4,666	82,402
Symmetricom, Inc.*	9,400	45,402
Synaptics, Inc.*	2,383	114,908
Taleo Corp.*	5,119	95,930
TESSCO Technologies, Inc.*	1,600	23,632
Tyler Technologies, Inc.*	5,140	82,137
Ultimate Software Group, Inc., The*	5,004	131,255
Vocus, Inc.*	9,847	350,455
White Electronic Designs Corp.*	10,169	47,693
Zygo Corp.*	7,755	83,832
Total Information Technology		8,878,684

Managers Fremont Institutional Micro-Cap Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Materials - 1.9%
Balchem Corp.	9,361	$236,365
Buckeye Technologies, Inc.*	9,689	94,468
Calgon Carbon Corp.*	11,475	218,025
ICO, Inc.*	12,500	60,750
NN, Inc.	3,600	47,952
PolyMet Mining Corp.*	16,106	53,955
Schweitzer-Mauduit International, Inc.	962	17,903
Total Materials		729,418
Telecommunication Services - 0.2%
D&E Communications, Inc.	2,000	17,820
Shenandoah Telecommunications Co.*	4,238	63,951
Total Telecommunication Services		81,771
Utilities - 0.2%
American States Water Co.	2,059	74,371
Total Common Stocks (cost $35,781,212)		35,561,738
Other Investment Companies - 7.0%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 2.53% (cost $2,659,717)	2,659,717	2,659,717
Total Investments - 99.9% (cost $38,440,929)		38,221,455
Other Assets, less Liabilities - 0.1%		50,742
Net Assets - 100%		$38,272,197

Managers Real Estate Securities Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
REITs - 96.3%
Apartments - 15.3%
AvalonBay Communities, Inc.	4,420	$440,718
BRE Properties, Inc.	8,260	403,749
Camden Property Trust	4,550	223,769
Home Properties of NY, Inc.	3,700	203,574
Education Realty Trust, Inc.	9,420	105,505
Equity Residential	14,740	636,326
Essex Property Trust, Inc.	1,990	241,486
Total Apartments		2,255,127
Diversified - 10.9%
Cousins Properties, Inc.	3,290	72,282
Digital Realty Trust, Inc.	4,530	194,382
Duke Realty Corp.	6,840	169,153
Lexington Realty Trust	9,390	135,216
Vornado Realty Trust	11,010	1,046,721
Total Diversified		1,617,754
Health Care - 12.0%
HCP, Inc.	5,510	198,747
Health Care REIT, Inc.	4,930	245,859
Nationwide Health Properties, Inc.	15,090	559,990
Senior Housing Properties Trust	12,380	260,599
Ventas, Inc.	11,430	512,750
Total Health Care		1,777,945
Hotels - 2.5%
DiamondRock Hospitality Co.	3,570	32,915
Host Hotels & Resorts, Inc.	19,800	259,578
Sunstone Hotel Investors, Inc.	5,280	68,323
Total Hotels		360,816
Office Property - 15.7%
Alexandria Real Estate Equities, Inc.	2,940	303,584
Boston Properties, Inc.	3,890	374,179
Brandywine Realty Trust	9,600	154,080
Highwoods Properties, Inc.	2,790	101,835
HRPT Properties Trust	29,820	209,038
Kilroy Realty Corp.	10,830	496,122
Mack-Cali Realty Corp.	4,040	155,055
Maguire Properties, Inc.	7,450	80,386
Parkway Properties, Inc.	3,040	107,282
SL Green Realty Corp.	4,150	345,861
Total Office Property		2,327,422
Regional Malls - 14.0%
General Growth Properties, Inc.	22,970	629,608
Macerich Co., The	970	53,670
Pennsylvania Real Estate Investment Trust	3,960	72,943
Simon Property Group, Inc.	12,380	1,146,759
Taubman Centers, Inc.	3,590	172,320
Total Regional Malls		2,075,300
Shopping Centers - 10.6%
Acadia Realty Trust	3,960	89,852
Developers Diversified Realty Corp.	1,340	42,826
Federal Realty Investment Trust	6,880	499,557
Kimco Realty Corp.	11,690	412,540
Regency Centers Corp.	6,600	392,700
Tanger Factory Outlet Center, Inc.	3,460	129,196
Total Shopping Centers		1,566,671
Single Tenant - 4.0%
Equity Lifestyle Properties, Inc.	5,110	245,331
National Retail Properties, Inc.	16,680	352,615
Total Single Tenant		597,946
Storage - 4.5%
Public Storage, Inc.	8,050	659,214
Warehouse/Industrials - 6.8%
AMB Property Corp.	6,750	330,480
ProLogis	13,720	670,634
Total Warehouse/Industrials		1,001,114
Total REITs (cost $15,338,257)		14,239,309
REOCs - 1.6%
Hotels & Motels - 1.6%
Starwood Hotels & Resorts Worldwide, Inc. (cost $351,999)	6,890	236,258
Other Investment Companies - 1.6%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 2.53% (cost $233,923)	233,922	233,923
Total Investments - 99.5% (cost $15,924,179)		14,709,490
Other Assets, less Liabilities - 0.5%		81,756
Net Assets - 100.0%		$14,791,246

Managers Fremont Bond

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 60.3%
Asset-Backed Securities - 4.1%
Asset Backed Funding Certificates, Series 2006-OPT3 A3A, 2.521%, 11/25/36, (08/25/08)[4]	$1,307,240		$1,247,735
Amortizing Residential Collateral Trust, 2.751%, 07/25/32, (08/25/08)[4]	77,398		60,190
Argent Securties, Inc., 2.511%, 09/25/36, (08/25/08)[4]	410,584		407,344
Asset Backed Securities Corp. Home Equity, 2.511%, 11/25/36, (08/25/08)[4]	689,344		684,425
Bear Stearns Asset Backed Securities, Inc., 2.541%, 10/25/36, (08/25/08)[4]	823,808		792,531
Chase Credit Card Master Trust, 2.567%, 02/15/11, (08/15/08)[4]	3,600,000		3,598,721
Citigroup Mortgage Loan Trust, Inc., 2.511%, 11/25/36, (08/25/08)[4]	235,142		232,559
Countrywide Asset-Backed Certificates, 2.511%, 05/25/37, (08/25/08)[4]	1,012,452		978,663
EMC Mortgage Loan Trust, Class A, 2.831%, 05/25/40, (08/25/08) (a)[4]	1,226,461		1,127,363
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 2.511%, 11/25/36, (08/25/08)[4]	2,044,394		1,928,837
First NLC Trust, 2.531%, 08/25/37, (08/25/08) (a)[4]	1,725,917		1,599,170
First USA Credit Card Master Trust, 2.616%, 04/18/11, (08/18/08)[4]	5,100,000		5,099,932
Fremont Home Loan Trust, 2.521%, 01/25/37, (08/25/08)[4]	1,198,122		1,139,259
GSAMP Trust, Series 2006-HE7, Class A2A, 2.501%, 10/25/46, (08/25/08)[4]	1,758,368		1,718,574
HSI Asset Securitization Corp. Trust, 2.511%, 12/25/36, (08/25/08)[4]	834,120		760,114
Indymac Residential Asset Backed Trust, 2.521%, 04/25/37, (08/25/08)[4]	773,189		756,028
JPMorgan Acquisition Corp., Class A, 2.511%, 08/25/36, (08/25/08)[4]	457,806		451,362
Lehman XS Trust, 2.531%, 05/25/46, ( 08/25/08)[4]	323,507		311,049
Lehman XS Trust, 2.541%, 11/25/46, (08/25/08)[4]	1,829,493		1,738,976
Long Beach Mortgage Loan Trust, 2.741%, 10/25/34, (08/25/08)[4]	55,661		43,557
Morgan Stanley ABS Capital I, 2.501%, 10/25/36, (08/25/08)[4]	594,398		586,419
Morgan Stanley ABS Capital I, 2.511%, 10/25/36, (08/25/08)[4]	512,233		498,597
Morgan Stanley Ixic Real Estate Capital Trust, 2.511%, 11/25/36, (08/25/08)[4]	980,720		968,061
Option One Mortgage Loan Trust, 2.511%, 01/25/37, (08/25/08)[4]	1,173,794		1,146,410
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 2.721%, 09/25/35, (08/25/08)[4]	1,587,551		1,503,875
Residential Asset Mortgage Products, Inc., 2.531%, 11/25/36, (08/25/08)[4]	1,346,990		1,329,159
Residential Asset Securities Corp., 2.531%, 11/25/36, (08/25/08)[4]	1,125,768		1,113,808
Residential Asset Securities Corp., 2.870%, 11/25/36, (08/25/08)[4]	2,227,418		2,189,693
Saxon Asset Securities Trust, 2.521%, 11/25/46, (08/25/08)[4]	486,124		475,416
SBAP, Series 2007-20K, Class 1, 5.510%, 11/01/27	5,198,908		5,206,299
Securitized Asset Backed Receivables LLC Trust, 2.521%, 12/25/36, (08/25/08)[4]	1,473,128		1,382,724
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 2.501%, 01/25/37, (08/25/08)[4]	2,106,907		2,040,325
Structured Asset Securities Corp., 2.751%, 01/25/33, (08/25/08)[4]	77,557		65,542
Structured Asset Securities Corp., 2.511%, 10/25/36, (08/25/08)[4]	1,540,003		1,480,787
U.S. Small Business Administration Participation Certificates, 5.130%, 09/01/23	129,107		127,790
U.S. Small Business Administration Surety Bonds, 7.449%, 08/01/10	20,383		20,813
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	591,262		604,493
Total Asset-Backed Securities			45,416,600
Financials - 36.9%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13	1,600,000		1,602,520.00
American Express Bank FSB, 2.470%, 10/16/08, (08/18/08)[4]	3,100,000		3,097,405
American Express Bank FSB, 2.518%, 10/20/09, (08/20/08)[4]	2,300,000		2,270,802
American Express Centurion Bank, 2.476%, 06/12/09, (08/12/08)[4]	1,500,000		1,489,418
American Express Co., 7.000%, 03/19/18	1,000,000		996,237
American Express Credit Co., 2.521%, 11/09/09, (08/11/08)[4]	2,400,000		2,344,020
American International Group, 5.050%, 10/01/15	400,000		356,732
American International Group, Inc., 2.510%, 06/15/09, (08/18/08) (a)[4]	3,100,000		3,037,970
ANX National Bank, Ltd., 2.797%, 08/07/09, (08/08/08) (a)[4]	2,500,000		2,495,915
ANZ National International, Ltd., 6.200%, 07/19/13 (a)	1,800,000		1,802,360
Bank of America Corp., 5.375%, 09/11/12	4,400,000		4,382,202
Bank of America Corp., 6.000%,10/15/36	900,000		791,290
Bank of America Corp., 8.000%, 12/29/49[9]	27,300,000		25,224,627
Bank of Ireland, 2.819%, 12/19/08, (09/19/08)[4]	4,200,000		4,198,975
Bank of Ireland, 2.831%, 01/15/10, (10/15/08)[4]	7,400,000		7,323,580
Barclays Bank PLC, 5.450%, 09/12/12	17,300,000		17,365,480
Bear Stearns Companies, Inc., The, 2.768%, 08/21/09, (08/21/08)[4]	4,800,000		4,781,266
Bear Stearns Companies, Inc., The, 2.891%, 03/30/09, (10/30/08)[4]	2,400,000		2,391,389
Bear Stearns Companies, Inc., The, 3.061%, 07/16/09, (10/16/08)[4]	1,600,000		1,597,133
Bear Stearns Companies, Inc., The, 3.096%, 01/30/09, (10/30/08)[4]	2,700,000		2,693,053
Bear Stearns Companies, Inc., The, 6.950%, 08/10/12	5,800,000		5,983,860
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[9]	1,500,000	[2]	1,369,840
China Development Bank, 5.000%, 10/15/15	300,000		291,925
Chrysler Term Loan, 6.780%, 09/15/12	5,955,000		4,900,471
CIT Group, Inc., 2.839%, 08/17/09, (08/18/08)[4]	2,400,000		2,199,199
CIT Group, Inc., 2.946%, 01/30/09, (10/30/08)[4]	5,400,000		5,165,791
Citigroup Capital XXI, 8.300%, 12/21/57[5]	1,200,000		1,098,511
Citigroup Funding, Inc., 2.809%, 06/26/09, (09/26/08)[4]	1,600,000		1,580,085
Citigroup Global Markets Holdings, Inc., 2.914%, 03/17/09, (09/17/08) (a)[4]	2,200,000		2,188,465
Citigroup, Inc., 2.667%, 12/08/08, (09/08/08)[4]	400,000		398,830
Citigroup, Inc., 2.831%, 12/28/09, (09/29/08)[4]	300,000		293,345
Citigroup, Inc., 2.836%, 01/30/09, (10/30/08)[4]	2,500,000		2,484,600
Citigroup, Inc., 2.848%, 12/26/08, (09/29/08)[4]	5,000,000		4,985,980
Citigroup, Inc., 5.300%, 10/17/12	200,000		194,142
Citigroup, Inc., 5.500%, 08/27/12	500,000		488,218

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Financials - 36.9% (continued)
Citigroup, Inc., 5.850%, 07/02/13	$100,000		$98,635
Citigroup, Inc., 6.000%, 08/15/17	4,200,000	[2]	3,978,920
Citigroup, Inc., 6.125%, 05/15/18	800,000		767,071
Citigroup, Inc., 6.125%, 08/25/36	4,900,000	[2]	4,107,802
Countrywide Financial Corp., 5.258%, 11/23/10, (08/25/08)[4]	€4,000,000		5,833,814
Credit Agricole (London), 2.646%, 05/28/09, (08/28/08) (a)[4]	1,900,000		1,894,176
Credit Agricole (London), 2.696%, 05/28/10, (08/28/08) (a)[4]	2,200,000		2,183,562
Deutsche Bank AG London, 6.000%, 09/01/17	5,000,000		5,013,515
Ford Motor Credit Company LLC, 5.700%, 01/15/10	1,500,000		1,292,658
Ford Motor Credit Company LLC, 5.800%, 01/12/09	2,600,000		2,522,364
Ford Motor Credit Company LLC, 6.375%, 11/05/08	6,100,000	[2]	6,024,122
Ford Motor Credit Company LLC, 7.250%, 10/25/11	200,000		151,295
Ford Motor Credit Company LLC, 7.375%, 02/01/11	300,000		241,947
Ford Motor Credit Company LLC, 7.875%, 6/15/10	2,900,000		2,470,823
Ford Motor Credit Company LLC, 8.625%, 11/01/10	700,000		585,103
GAZ Capital, 6.212%, 11/22/16 (a)	400,000		369,880
General Electric Capital Corp., 2.746%, 08/15/11, (08/15/08)[4]	3,600,000		3,527,384
General Electric Capital Corp., 2.825%, 10/26/09, (10/27/08)[4]	6,000,000		5,985,876
General Electric Capital Corp., 2.831%, 01/05/09, (10/06/08) (a)[4]	2,500,000		2,499,588
General Electric Capital Corp., 2.856%, 01/20/10, (10/20/08)[4]	3,900,000		3,883,569
General Electric Capital Corp., 2.886%, 10/21/10, (10/21/08)[4]	5,000,000		4,970,630
General Electric Capital Corp., 5.500%, 06/15/67 (a)[9]	€5,500,000		7,718,934
General Electric Capital Corp., 5.875%, 01/14/38	2,300,000		2,072,263
GMAC LLC, 3.926%, 05/15/09, (08/15/08)[4]	3,200,000		2,832,765
GMAC LLC, 6.000%, 12/15/11	400,000		250,707
Goldman Sachs Group, Inc., 2.800%, 11/16/09, (08/18/08)[4]	1,300,000		1,283,238
Goldman Sachs Group, Inc., 2.841%, 12/23/08, (09/23/08)[4]	100,000		99,796
Goldman Sachs Group, Inc., 2.891%, 06/23/09, (09/23/08)[4]	4,300,000		4,276,698
Goldman Sachs Group, Inc., 2.891%, 12/22/08, (09/22/08)[4]	8,800,000		8,782,550
Goldman Sachs Group, Inc., 5.950%, 01/18/18	4,800,000		4,567,723
Goldman Sachs Group, Inc., 6.150%, 04/01/18	2,000,000		1,930,046
Goldman Sachs Group, Inc., 6.250%, 09/01/17	3,200,000		3,130,042
Goodyear Tire & Rubber, 2nd Lien Term B Loan, 4.541%, 04/30/14[5]	2,000,000		1,844,500
HBOS PLC, 5.920%, 10/01/45 (a)[9]	400,000	[2]	260,128
HBOS Treasury Services PLC, 2.829%, 07/17/09, (10/17/08) (a)[4]	3,600,000	[2]	3,599,039
HSBC Finance Corp., 2.846%, 10/21/09, (10/21/08)[4]	1,600,000	[2]	1,568,482
HSBC Finance Corp., 2.906%, 09/15/08, (10/15/08)[4]	5,900,000		5,898,094
HSBC Holdings PLC, 6.500%, 05/02/36	800,000		731,702
HSBC Holdings PLC, 6.500%, 09/15/37	900,000		815,008
ICICI Bank, Ltd., 3.328%, 01/12/10, (10/12/08) (a)[4]	3,400,000		3,292,693
JPMorgan Chase & Co., 2.510%, 06/26/09, (08/26/08)[4]	1,800,000		1,796,429
JPMorgan Chase & Co., 6.000%, 01/15/18	1,600,000		1,555,128
JPMorgan Chase Bank NA, 6.000%, 10/01/17	5,800,000		5,641,822
JPMorgan Chase Capital XX, 6.550%, 09/29/36	400,000	[2]	328,556
KBC Bank Fund Trust II, 6.875%, 03/31/49[9]	€1,900,000		2,950,247
Key Bank NA, 4.682%, 06/02/10, (09/02/08)[4]	2,700,000		2,691,776
Korea Development Bank, 2.928%, 04/03/10, (10/06/08)[4]	7,100,000		7,010,469
Lehman Brothers Holdings, Inc., 2.778%, 05/25/10, (08/26/08)[4]	1,000,000		925,649
Lehman Brothers Holdings, Inc., 2.820%, 11/16/09, (08/18/08)[4]	1,200,000		1,110,089
Lehman Brothers Holdings, Inc., 2.851%, 12/23/08, (09/23/08)[4]	200,000		197,088
Lehman Brothers Holdings, Inc., 2.878%, 04/03/09, (10/03/08)[4]	4,700,000		4,516,789
Lehman Brothers Holdings, Inc., 2.881%, 10/22/08, (10/22/08)[4]	3,900,000		3,868,804
Lehman Brothers Holdings, Inc., 3.005%, 07/18/11, (10/20/08)[4]	1,700,000		1,494,689
Lehman Brothers Holdings, Inc., 5.625%, 01/24/13	2,000,000		1,871,554
Lehman Brothers Holdings, Inc., 6.875%, 05/02/18	600,000		564,242
Lloyds TSB Capital, 7.375%, 02/07/12[9]	€1,800,000		2,769,280
Merrill Lynch & Co., Inc., 2.756%, 12/04/09, (09/04/08)[4]	2,100,000		2,022,439
Merrill Lynch & Co., Inc., 2.768%, 08/14/09, (08/14/08)[4]	2,200,000		2,137,192
Merrill Lynch & Co., Inc., 2.839%, 10/23/08	4,300,000		4,275,198
Merrill Lynch & Co., Inc., 3.000%, 07/25/11, (10/27/08)[4]	3,000,000		2,678,574
Merrill Lynch & Co., Inc., 6.400%, 08/28/17	2,300,000		2,103,028
Merrill Lynch & Co., Inc., 6.875%, 04/25/18	5,000,000		4,688,570
Metlife Global Funding I, 2.759%, 05/17/10, (08/18/08) (a)[4]	4,100,000		4,048,352
Metlife, Inc., 6.400%, 12/15/36	800,000	[2]	682,218
Morgan Stanley & Co., Inc., 2.498%, 11/21/08, (08/21/08)[4]	1,800,000		1,793,916
Morgan Stanley & Co., Inc., 2.844%, 02/09/09, (08/11/08)[4]	1,400,000		1,393,742
Morgan Stanley & Co., Inc., 2.881%, 01/15/10, (08/21/08)[4]	4,600,000		4,474,507
Morgan Stanley & Co., Inc., 5.950%, 12/28/17	1,800,000		1,589,463
Morgan Stanley & Co., Inc., 6.250%, 08/28/17	1,000,000		905,890
Morgan Stanley & Co., Inc., 4.778%, 05/14/10, (08/14/08)[4]	3,100,000		3,076,930
MUFG Capital Finance, 6.346%, 7/25/49[9]	400,000		343,420
National Australia Bank, Ltd., 5.350%, 6/12/13 (a)	1,500,000		1,500,016
Petroleum Export Ltd. (Cayman), 5.265%, 06/15/11 (a)	206,128		200,785
Principal Life Income Funding Trust, 5.300%, 04/24/13	1,500,000		1,499,085
Principal Life Income Funding Trust, 5.550%, 04/27/15	2,300,000		2,265,969
Residential Capital LLC, 5.758%, 05/22/09, (08/22/08)[4]	2,500,000		1,662,500
Resona Bank Ltd., 5.850%, 04/15/49 (a)[9]	500,000		410,109
Royal Bank of Scotland Group PLC, 9.118%, 03/31/10[9]	1,000,000		1,002,845
Royal Bank of Scotland Group PLC, 6.990%, 10/05/17 (a)[9]	2,600,000		2,170,584
Santander SA, 6.671%, 10/24/17 (a)[9]	2,100,000		1,991,434
Santander US Floater, 2.861%, 09/19/08 (a)	11,600,000		11,592,588
SLM Corp., 2.976%, 3/15/11, (09/15/08)[4]	4,500,000		3,897,279

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Financials - 36.9% (continued)
SMFG Preffered Capital, Ltd., 6.078%, 01/25/49 (a)[9]	$1,100,000		$902,462
State Street Capital Trust III, 8.250%, 12/11/49[9]	2,000,000		2,016,680
State Street Capital, 3.776%, 06/15/37, (09/15/08)[4]	300,000		224,536
TNK- BP Finance SA, 6.125%, 03/20/12 (a)	400,000		374,520
TransCapital, 8.700%, 08/07/18 (a)	600,000		600,000
UBS AG, 5.750%, 04/25/18	1,300,000		1,238,453
UBS AG, 5.875%, 12/20/17	1,400,000		1,364,291
USB CAPITAL IX, 6.189%, 4/15/11[9]	300,000		210,118
UBS Finance, 2.090%, 09/03/08	4,500,000.00		4,489,131.00
Unicredito Luxembourg Finance SA, 2.846%, 10/24/08 (a)	10,900,000		10,894,594
Verizon Idearc, Inc., Term B Loan, 4.490%, 11/17/14	223,158		167,089
Verizon Idearc, Inc., Term B Loan, 4.800%, 11/17/14	4,997,342		3,741,760
Wachovia Corp., 2.732%, 12/01/09, (09/02/08)[4]	4,500,000		4,342,443
Wachovia Corp., 2.921%, 10/15/11, (10/15/08)[4]	2,300,000		2,088,821
Wachovia Corp., 5.750%, 02/01/18	4,400,000	[2]	3,763,400
Wachovia Corp., 7.980%, 12/15/48[9]	21,200,000		16,330,487
Westpac Banking Corp., 2.380%, 09/18/08	11,600,000.00		11,557,157.00
Total Financials			405,227,964
Industrials - 8.1%
Amgen, Inc., 2.726%, 11/28/08, (08/28/08)[4]	2,200,000		2,195,121
Amgen, Inc., 6.150%, 06/01/18	4,900,000		5,006,203
AstraZeneca PLC, 5.900%, 09/15/17	800,000		824,024
AstraZeneca PLC, 6.450%, 09/15/37	700,000		718,511
AT&T, Inc., 2.894%, 02/05/10, (11/02/08)[4]	1,200,000		1,196,758
AT&T, Inc., 4.950%, 01/15/13	1,700,000		1,702,098
AT&T, Inc., 5.500%, 02/01/18	1,700,000	[2]	1,662,440
AT&T, Inc., 6.300%, 01/15/38	1,200,000		1,132,579
BellSouth Corp., 2.776%, 08/15/08, (08/15/08)[4]	3,600,000		3,600,288
Codelco, Inc., 6.150%, 10/24/36 (a)	300,000	[2]	282,017
Comcast Corp., 5.875%, 02/15/18	600,000		578,765
Comcast Corp., 6.450%, 03/15/37	600,000		551,041
DaimlerChrysler NA Holdings, 3.138%, 03/13/09, (09/15/08)[4]	2,900,000		2,887,376
DaimlerChrysler NA Holdings, 3.241%, 08/03/09, (11/03/08)[4]	2,200,000		2,183,034
DnB NOR Bank ASA, 2.858%, 10/13/09, (10/14/08) (a)[4]	13,100,000		13,108,083
Gaz Capital SA, 8.625%, 04/28/34	5,500,000		5,912,500
General Electric, 2.989%, 01/8/16, (10/08/08)[4]	1,000,000		937,555
Heinz, Co., 6.428%, 12/01/08 (a)	400,000		402,888
IBM Corp., 5.700%, 09/14/17	16,100,000		16,367,598
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)	1,800,000		1,817,854
Peabody Energy Corp., 7.875%, 11/01/26	700,000		703,500
Philip Morris International, Inc., 5.650%, 05/16/18	1,000,000		970,331
Qwest Capital Funding, Inc., 7.250%, 02/15/11	1,813,000		1,735,948
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)	900,000		842,212
Rohm & Haas Holdings, 6.000%, 09/15/17	1,100,000		1,076,925
Salomon Brothers, 10.500%, 10/21/09	2,100,000		2,249,730
Sonat, Inc., 7.625%, 07/15/11	1,300,000		1,331,494
Telefonica Emisiones SAU, 3.103%, 06/19/09, (09/22/08)[4]	3,000,000		2,980,131
Tennessee Gas Pipeline Co., 7.000%, 10/15/28	6,145,000		5,946,553
Time Warner, Inc., 2.915%, 11/13/09, (08/13/08)[4]	2,000,000		1,954,928
Time Warner, Inc., 5.875%, 11/15/16	1,200,000		1,126,423
UnitedHealth Group, Inc., 4.875%, 02/15/13	1,600,000		1,551,344
Vale Overseas, Ltd., 6.250%, 01/23/17	500,000		494,092
Vale Overseas, Ltd., 6.875%, 11/21/36	500,000	[2]	480,242
VTB Capital SA., 3.384%, 08/01/08 (a)	2,200,000		2,200,000
Total Industrials			88,710,586
Mortgage-Backed Securities - 10.5%
American Home Mortgage Investment Trust, 4.390%, 02/25/45, (09/01/08) (a)[4]	978,065		696,566
Banc of America Funding Corp., 4.109%, 05/25/35[5]	1,453,951		1,270,658
Bear Stearns Adjustable Rate Mortgage Trust, 5.032%, 04/25/33[5]	781,644		754,126
Bear Stearns Adjustable Rate Mortgage Trust, 5.221%, 11/25/30[5]	36,391		35,713
Bear Stearns Adjustable Rate Mortgage Trust, 5.616%, 02/25/33[5]	194,433		181,393
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 4.125%, 03/25/35, (09/01/08)[4]	19,905,847		19,049,328
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 4.125%, 03/25/35, (09/01/08)[4]	18,221,526		17,454,491
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 4.550%, 08/25/35, (09/01/08)[4]	23,101,042		21,983,279
Bear Stearns Alt-A Trust, 5.371%, 05/25/35	1,952,041		1,660,896
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 5.712%, 09/25/35	941,000		767,065
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/11/50	2,800,000		2,580,082
Bear Stearns Mortgage Funding Trust, 2.531%, 02/25/37, (08/25/08)[4]	2,974,880		2,650,354
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 2A1, 4.700%, 2/25/35, (09/01/08)[4]	597,403		561,277
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 4.747%, 08/25/35, (10/25/08)[4]	12,176,675		11,606,556
Citigroup Commercial Mortgage Trust, 2.527%, 08/15/21, (08/15/08)[4]	129,177		124,496
Countrywide Alternative Loan Trust, 2.641%, 04/25/47, (08/25/08)[4]	1,717,087		1,059,985
Countrywide Home Loans, Inc., 5.250%, 02/20/36, (09/20/10)[4]	621,146		518,173
Greenpoint Mortgage Funding Trust, 2.541%, 10/25/46, (08/25/08)[4]	1,894,742		1,624,323
Greenpoint Mortgage Funding Trust, 2.541%, 01/25/47, (08/25/08)[4]	1,994,789		1,892,009
GS Mortgage Securities Corp., 2.550%, 03/06/20, (08/06/08) (a)[4]	2,316,771		2,136,752
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.247%, 11/25/35[5]	2,329,035		2,046,663
Impac Secured Assets Corp, 2.541%, 01/25/37, (08/25/08)[4]	990,177		929,047
Indymac Index Mortgage Loan Trust, 2.551%, 11/25/46, (08/25/08)[4]	1,116,654		1,043,700
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 5.216%. 01/25/36[5]	2,555,787		1,700,683
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.023%, 02/25/35[5]	1,666,378		1,479,958

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Mortgage-Backed Securities - 10.5% (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Serieis 2006-LDP9, Class A3, 5.336%, 05/15/47		$2,100,000		$1,937,080
Lehman Brothers Floating Rate Commecial Mortgage Trust, 2.538%, 09/15/21, (08/15/08)[4]		290,170		274,598
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 2.671%, 02/25/36, (08/25/08)[4]		1,021,247		820,718
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 2.711%, 11/25/35, (08/25/08)[4]		289,873		261,911
Prime Mortgage Trust, 2.861%, 02/25/19, (08/25/08)[4]		69,943		66,296
Prime Mortgage Trust, 2.861%, 02/25/34, (08/25/08)[4]		383,867		348,902
Structured Asset Mortgage Investments, Inc., 2.788%, 09/19/32, (08/19/08)[4]		502,189		457,709
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 2.708%, 07/19/35, (08/19/08)[4]		1,115,692		1,011,962
Structured Asset Securities Corp., 5.345%, 10/25/35 (a)		1,531,926		1,299,110
Structured Asset Securities Corp., 6.250%, 01/25/32		28,451		28,513
Thornburg Mortgage Securities Trust, 2.571%, 12/25/36, (08/25/08)[4]		1,554,325		1,488,475
Wachovia Bank Commercial Mortgage Trust, 2.538%, 06/15/20, (08/15/08) (a)[4]		3,021,684		2,753,188
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 2.547%, 09/15/21, (08/15/08) (a)[4]		5,832,377		5,478,085
Washington Mutual, 5.327%, 02/25/31		68,968		67,380
Washington Mutual, 4.491%, 11/25/42, (09/01/08)[4]		250,044		231,740
Washington Mutual, Series 2005-AR13, Class A1A1, 2.751%, 10/25/45, (08/25/08)[4]		422,167		267,964
Wells Fargo Mortgaged Backed Securities, Series 2006-AR2, Class 2A1, 4.950%, 03/25/36[5]		2,606,500		2,389,896
Total Mortgage-Backed Securities				114,991,100
Utilities - 0.7%
Enel Finance International SA, 6.800%, 09/15/37 (a)		5,800,000		5,776,829
Transocean, Inc., 2.873%, 09/05/08, (09/05/08)[4]		2,200,000		2,199,417
Total Utilities				7,976,246
Total Corporate Bonds (cost $687,860,555)				662,322,496
Foreign Government and Agency Obligations - 0.3%
Republic of Brazil, 10.250%, 01/10/28	R$	1,250,000		724,239
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)		300,000		291,700
Export-Import Bank of Korea, 2.772%, 06/01/09, (09/02/08)[4]		2,700,000		2,678,869
Total Foreign Government and Agency Obligations (cost $3,715,864)				3,694,808
U.S. Government and Agency Obligations - 78.3%
Federal Home Loan Mortgage Corporation - 16.1%
FHLMC, 2.607%, 07/15/19 to 10/15/20, (08/15/08)[4]		33,381,596		32,671,799
FHLMC, 2.688%, 02/15/19, (08/15/08)[4]		11,928,265		11,668,250
FHLMC, 2.757%, 05/15/36, (08/15/08)[4]		1,609,233		1,574,709
FHLMC, 2.958%, 09/15/30, (08/15/08)[4]		63,657		63,396
FHLMC, 4.839%, 11/01/34, (09/01/09) (a)[4]		3,555,302		3,654,135
FHLMC, 4.875%, 06/13/18		2,900,000	[2]	2,952,606
FHLMC, 5.000%, 02/16/17 to 12/14/18		9,333,350		9,399,696
FHLMC, 5.032%, 08/01/35, (08/01/15)[4]		383,190		384,031
FHLMC, 5.500%, 08/13/33 to 01/01/37		71,604,757		70,010,979
FHLMC, 6.000%, 02/01/16 to 09/01/16		220,851		225,607
FHLMC, 6.280%, 07/01/30, (01/01/09)		3,685		3,740
FHLMC, 6.500%, 01/01/26 to 08/15/31		11,682,262		12,267,485
FHLMC, 7.000%, 11/15/20		33,279		34,500
FHLMC, 7.500%, 08/15/30		407,611		433,052
FHLMC Gold Pool, 4.500%, 02/01/14		253,726		253,164
FHLMC Gold Pool, 6.000%, 05/01/16		26,814		27,432
FHLMC Gold Pool, 6.000%, TBA		31,300,000		31,385,587
FHLMC Structured Pass Through Securities, 4.728%, 02/25/45, (09/01/08)[4]		208,024		191,025
Total Federal Home Loan Mortgage Corporation				177,201,193
Federal National Mortgage Association - 59.3%
FNMA, 2.521%, 12/25/36, (08/25/08)[4]		1,068,702		1,030,166
FNMA, 3.500%, 07/01/11		489,318		484,975
FNMA, 4.000%, 05/01/14		315,471		310,396
FNMA, 4.013%, 05/01/36		1,887,440		1,888,168
FNMA, 4.176%, 05/01/36		1,073,860		1,074,265
FNMA, 4.500%, 05/01/21		141,412		135,772
FNMA, 4.667%, 05/25/35[5]		469,205		470,798
FNMA, 4.699%, 09/01/35 (a) Floater		4,021,391		4,043,545
FNMA, 4.728%, 07/01/44, (08/01/08)[4]		381,771		382,627
FNMA, 4.841%, 06/01/35 (a) Floater		6,492,938		6,540,906
FNMA, 5.000%, 05/01/14 to 05/01/38		77,958,769		75,859,970
FNMA, 5.000%, TBA		199,000,000		189,047,669
FNMA, 5.068%, 05/01/35, (05/01/15)[4]		331,789		328,670
FNMA, 5.500%, 12/01/16 to 03/01/38		125,906,537		123,683,174
FNMA, 5.500%, TBA		218,800,000		214,183,022
FNMA, 6.000%, 04/01/16 to 05/01/38		22,333,464		22,517,635
FNMA, 6.500%, 11/01/35 to 07/01/38		3,207,406		3,298,391
FNMA, 6.500%, TBA		5,000,000		5,133,594
FNMA Whole Loan, 6.500%, 12/25/42		371,117		379,880
FNMA, 7.200%, 05/25/23		890,923		945,006
Total Federal National Mortgage Association				651,738,629
Government National Mortgage Association - 1.3%
GNMA, 5.125%, 11/20/24 to 11/20/29, (01/01/09)[4]		420,192		422,946
GNMA, 5.375%, 03/20/24, (04/01/09)[4]		48,825		49,065
GNMA, 5.625%, 08/20/25, (10/01/08)[4]		31,906		32,274
GNMA, 6.000%, 05/15/37		439,501		445,155
GNMA, 6.000%, 06/15/37		1,885,956		1,910,218
GNMA, 6.000%, TBA		2,000,000		2,021,562
GNMA, 6.375%, 04/20/21, (07/01/09)[4]		9,480		9,682
GNMA, 6.500%, 06/20/28		1,120,969		1,166,683

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association - 1.3% (continued)
GNMA, 6.750%, 10/16/40	$8,457,530		$8,766,208
Total Government National Mortgage Association			14,823,793
United States Treasury Securities - 1.6%
U.S. Treasury Notes, 2.125%, 04/30/10	500,000		498,046
U.S. Treasury Note, 3.250%, 12/31/09	4,800,000		4,862,626
U.S. Treasury Notes, 4.500%, 05/15/17	11,800,000		12,315,330
Total United States Treasury Securities			17,676,002
Total U.S. Government and Agency Obligations (cost $863,049,753)			861,439,617
Municipal Bonds - 1.7%
Badger Tobacco Asset Securitization Corp., 6.000%, 06/01/17	2,600,000		2,607,644
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 06/01/30	1,000,000		864,110
Chicago Transit Authority, Series A, 6.300%, 12/01/21	100,000		101,231
Chicago Transit Authority, Series A, 6.899% 12/01/40	1,600,000		1,624,592
Chicago Transit Authority, Series B, 6.899% 12/01/40	1,700,000		1,726,129
Los Angeles, CA Unified School District, Series A-1, 4.500%, 07/01/22	3,600,000		3,530,556
State of California, 5.000%, 06/01/32	6,600,000		6,464,568
State of Texas, Transportation Commission-Mobility Fund, Series A, 4.750%, 04/01/35	1,200,000		1,145,808
Truckee Meadows, Water Authority Revenue, 5.000%, 07/01/36 (MBIA Insured)	200,000		198,502
Total Municipal Bonds (cost $17,977,869)			18,263,140

	Shares
Municipal Funds - 0.5%
Dreyfus Municipal Income, Inc.	37,500		307,125
DWS Municipal Income Trust	55,000		559,350
MFS Municipal Income Trust	53,800		383,056
Nuveen Performance Plus Municipal Fund	55,000		690,800
Nuveen Premium Income Municipal Fund II	55,000		702,350
Nuveen Premium Income Municipal Fund IV	55,000		600,050
Nuveen Quality Income Municipal Fund	55,000		728,750
Putnam Municipal Opportunities Trust	33,648		365,754
Van Kampen Municipal Income II	61,796	[2]	706,328
Van Kampen Trust for Investment Grade Municipals	55,000		751,300
Total Municipal Funds (cost $6,544,612)			5,794,863
Preferred Stock - 1.3%
Bank of America Corp., Series L, 7.250%, 07/31/38	9,000		8,397,000
DG Funding Trust, 5.051%, 09/30/08 (a)[5]	573		5,755,069
Total Preferred Stock (cost $15,037,773)			14,152,069

	Notional Amount
Options and Swaptions - 0.1%
3-Month USD-LIBOR-BBA (Call), 3.500%, 02/02/09	$72,900,000		344,491
3-Month USD-LIBOR-BBA (Call), 3.150%, 12/15/08	209,100,000		525,915
3-Month USD-LIBOR-BBA (Call), 3.500%, 12/15/08	15,300,000		38,482
3-Month USD-LIBOR-BBA (Call), 3.150%, 02/02/09	110,400,000		301,240
3-Month USD-LIBOR-BBA (Call), 3.450%, 08/03/09	6,100,000		25,946
3-Month USD-LIBOR-BBA (Call), 3.600%, 07/07/11	16,100,000		83,082
3-Month USD-LIBOR-BBA (Call), 3.850%, 08/03/09	3,700,000		24,734
Total Options and Swaptions (cost $4,254,700)			1,343,890
Short-Term Investments - 8.2%

	Shares
Other Investment Companies - 4.4%[1]
Bank of New York Institutional Cash Reserves Fund, 2.48%[3]	34,425,735		34,425,735
Dreyfus Cash Management Fund, Institutional Class Shares, 2.53%	14,157,125		14,157,125
Total Other Investment Companies			48,582,860

	Principal Amount
Repurchase Agreements - 3.8%
dated 07/31/08, due 08/01/08, 2.02%, total to be received $40,502,273 (secured by $40,659,080 U.S. Treasury Notes, 4.625%, 02/15/17)	$40,500,000		40,500,000
dated 07/31/08, due 08/01/08, 2.00%, total to be received $1,300,072 (secured by $1,329,560 U.S. Treasury Inflation Indexed Bonds, 1.875%, 07/15/15)	1,300,000.00		1,300,000
Total Repurchase Agreements			41,800,000
Total Short-Term Investments (cost $90,382,860)			90,382,860
Total Investments - 150.7% (cost $1,688,823,986)			1,657,393,743
Other Assets, less Liabilities - (50.7)%			(557,497,935)
Net Assets - 100.0%			$1,099,895,808

Managers California Intermediate Tax-Free Fund

July 31, 2008

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 93.0%
Anaheim, CA Unified High School District, 4.500%, 08/01/20 (FSA Insured)	$250,000	$252,088
Bay Area Government Association, California Revenue, 5.000%, 08/01/20 (AMBAC Insured)	500,000	508,850
Bay Area Toll Authority of San Francisco, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/21	1,750,000	1,820,980
Bay Area Toll Authority, CA Toll Bridge Revenue, Series F, 5.000%, 04/01/19	1,000,000	1,057,220
California Educational Facilities Authority Revenue, Santa Clara University, 5.250%, 09/01/17 (AMBAC Insured)	1,000,000	1,090,320
California Health Facilities Financing Authority, Series A, 5.250%, 08/15/22	1,000,000	1,033,860
California Infrastructure & Economic Development Bank Revenue, 5.000%, 10/01/20	455,000	476,804
California State Department of Water Resources Revenue, 5.000%, 05/01/22	2,000,000	2,073,220
California State Public Works Board, 5.000%, 01/01/21	1,250,000	1,263,812
California State Public Works Board, 5.250%, 03/01/19 (AMBAC Insured)	200,000	208,510
Clovis, CA Unified School District, 5.000%, 08/01/21 (MBIA Insured)	540,000	557,215
East Bay, CA Municipal Utility District, 4.750%, 06/01/20 (FSA Insured)	1,300,000	1,321,762
Eastern Municipal Water District, Water & Sewer Revenue, 5.000%, 07/01/17 (MBIA Insured)	100,000	106,787
Eastern Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21	330,000	340,418
El Monte, CA City School District, Election of 2004, Series A, 5.000%, 05/01/19 (FGIC Insured)	225,000	230,542
Fremont, CA Unified School District of Alameda County, Series B, 4.500%, 08/01/20 (FSA Insured)	365,000	366,956
Fresno, CA Sewer Revenue, Series A-1, 5.250%, 09/01/19 (AMBAC Insured)	1,000,000	1,039,780
Kern, CA High School District, 5.000%, 08/01/21 (FSA Insured)	1,100,000	1,142,548
Lincoln CA, Unified School District - San Joaquin County Election of 2004, 4.500%, 08/01/19 (FGIC Insured)	150,000	152,600
Long Beach, CA, Harbor Revenue Refunding - Series B, 5.000%, 05/15/18 (FGIC Insured)	670,000	701,751
Los Angeles California Unified School District, Series B, 4.750%, 07/01/19	1,000,000	1,035,280
Los Angeles, CA Certificate Participation Real Property Program, 5.250%, 04/01/19 (AMBAC Insured)	300,000	312,828
Los Angeles, CA Department of Water & Power, Series C, 5.250%, 07/01/18 (MBIA Insured)	510,000	545,154
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (MBIA Insured)	275,000	285,280
Los Osos, CA Community Service, Wastewater Assessment District No. 1, 5.000%, 09/02/17 (MBIA Insured)	1,000,000	1,012,590
Metropolitan Water District of Southern California, Waterworks Revenue, Series A, 4.125%, 03/01/19	325,000	326,014
Moorpark, CA Unified School District, 5.000%, 08/01/18 (FSA Insured)	390,000	411,867
Murrieta Valley California United School District, 5.000%, 09/01/22	500,000	521,085
Murrieta Valley, CA Election of 2002, Series B, 4.125%, 09/01/20 (FSA Insured)	345,000	337,127
North Orange County, CA Community College District, 5.000%, 08/01/19 (MBIA Insured)	340,000	354,861
Novato, CA Unified School District Election, 5.000%, 08/01/20 (MBIA Insured)	1,385,000	1,449,001
Novato, CA Unified School District, 5.000%, 08/01/21 (MBIA Insured)	465,000	482,986
Palomar, CA Community College, Election of 2006, Series A, 5.000%, 05/01/22 (FSA Insured)	1,000,000	1,037,190
Perris, CA Union High School District, Series A, 5.000%, 09/01/18 (FGIC Insured)	300,000	310,461
Port of Oakland California, Series B, 5.000%, 11/01/21	1,000,000	1,032,040
Rancho Santiago California Community College District, Election 2002, Series C, 5.000%, 09/01/20	460,000	483,032
Riverside, CA Community College District, 5.000%, 08/01/21 (FSA Insured)	250,000	258,635
Riverside, CA Unified School District, Election of 2001, Series B, 4.250%, 08/01/21 (MBIA Insured)	300,000	287,832
Sacramento County, CA Sanitation Districts Financing Authority, 4.750%, 12/01/20 (FGIC Insured)	500,000	510,510
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (FSA Insured)	200,000	214,772
San Jose, CA Library, Parks, & Public Safety Projects, 5.000%, 09/01/19	500,000	520,130
San Jose-Evergreen, CA Community College District, 5.250%, 09/01/16 (AMBAC Insured)	500,000	542,070
Santa Clara Valley, CA Water District, Series A, 5.000%, 02/01/18 (FGIC Insured)	655,000	684,691
Santa Rosa, CA High School District, Election of 2002, 5.000%, 08/01/19 (MBIA Insured)	100,000	103,703
Sonoma County, CA Junior College District Election of 2002 Series C Bond, 5.000%, 08/01/22	1,700,000	1,752,122
Southwestern Community College, 5.000%, 08/01/18 (MBIA Insured)	600,000	640,806
State of California, 5.250%, 02/01/25	1,000,000	1,025,990
Yosemite California Community College District, 4.582%, 08/01/18 (FSA Insured)	3,755,000	2,386,378
Total Municipal Bonds (cost $34,843,669)		34,610,458

	Shares
Other Investment Companies - 5.6%[1]
BlackRock Liquidity Funds, Institutional Class Shares - California Money Fund, 1.98%	2,077,929	2,077,929
Fidelity California Municipal Money Market Fund, 1.75%	1,099	1,099
Total Other Investment Companies (cost $2,079,028)		2,079,028
Total Investments - 98.6% (cost $36,922,697)		36,689,486
Other Assets, less Liabilities - 1.4%		513,597
Net Assets - 100.0%		$37,203,083

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At July 31, 2008 the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
FQ Tax-Managed U.S. Equity	$131,211,598	$10,835,724	($6,598,690)	$4,237,034
FQ U.S. Equity	103,530,513	2,680,924	(6,509,799)	(3,828,875)
FQ Global Alternatives	45,188,673	0	(930,949)	(930,949)
Fremont Global	147,773,529	4,614,863	(8,906,516)	(4,291,653)
Small Cap	80,685,321	14,467,728	(6,799,308)	7,668,420
Fremont Micro-Cap	185,525,578	18,046,729	(21,001,487)	(2,954,758)
Fremont Institutional Micro-Cap	39,710,837	3,794,268	(5,283,650)	(1,489,382)
Real Estate Securities	16,131,488	162,725	(1,584,723)	(1,421,998)
Fremont Bond	1,688,857,642	7,959,839	(39,423,738)	(31,463,899)
California Intermediate Tax-Free	36,922,697	150,448	(383,659)	(233,211)

*	Non-income-producing security.

#	Rounds to less than 0.1%.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2008, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Fremont Global	$439,660	0.3%
Fremont Bond	107,979,355	9.8%

[1]	Yield shown for an investment company represents its July 31, 2008, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of July 31, 2008, amounting to:

Fund	Market Value	% of Net Assets
FQ Tax-Managed U.S. Equity	$29,613,848	28.4%
FQ U.S. Equity	19,646,989	24.8%
Fremont Global	13,352,505	10.4%
Small Cap	9,547,393	12.1%
Fremont Bond	33,628,617	3.1%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Floating Rate Security. The rate listed is as of July 31, 2008. Date in parenthesis represents the security’s next coupon rate reset.

[5]	Variable Rate Security. The rate listed is as of July 31, 2008 and is periodically reset subject to terms and conditions set forth in the debenture.

[6]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities.

[7]	Represents yield to maturity at July 31, 2008.

[8]	Cash held as collateral for futures contracts and forward contracts in a segregated account at the Bank of New York.

[9]	Perpetuity Bond. The date shown is the final call date.

[10]	Zero coupon Security.

Investment Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

AMBAC: American Municipal Bond Assurance Corp.

BBA: British Banker’s Association

EUR: Euro

FGIC: Financial Guaranty Insurance Corp.

FHLMC: Federal Home Loan Mortgage Corp.

FHLB: Federal Home Loan Bank

FNMA: Federal National Mortgage Association

GBP: British Pound

LIBOR: London Inter-Bank Offered Rate

MBIA: Municipal Bond Investor Assurance Corp.

MUD: Municipal Utility District

REIT: Real Estate Investment Trust

REOC: Real Estate Operating Company

FSA: FSA Capital, Inc.

USD: United States Dollar

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

R$: Brazilian Real

$C: Canadian Dollar

€: Euro

Notes to Schedules of Portfolio Investments (continued)

(11)	Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of June 30, 2008:

	Investments in Securities	Other Financial Instruments*
FQ Tax-Managed U.S. Equity
Level 1 - Quoted Prices	$135,448,632	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$135,448,632	—

FQ U.S. Equity
Level 1 - Quoted Prices	$99,701,638	($22,794)
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$99,701,638	($22,794)

FQ Global Alternatives
Level 1 - Quoted Prices	$44,257,724	($2,207,912)
Level 2 - Other Significant Observable Inputs	—	1,215,669
Level 3 - Significant Unobservable Inputs	—	—

Total	$44,257,724	($992,242)

Fremont Global
Level 1 - Quoted Prices	$105,427,105	—
Level 2 - Other Significant Observable Inputs	38,054,771	($1,923)
Level 3 - Significant Unobservable Inputs	—	—

Total	$143,481,876	($1,923)

Small Cap
Level 1 - Quoted Prices	$88,353,741	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$88,353,741	—

Micro-Cap
Level 1 - Quoted Prices	$182,570,820	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$182,570,820	—

Institutional Micro-Cap
Level 1 - Quoted Prices	$38,221,455	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$38,221,455	—

Real Estate Securities
Level 1 - Quoted Prices	$14,709,490	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$14,709,490	—

Fremont Bond
Level 1 - Quoted Prices	$69,873,682	$13,333,769
Level 2 - Other Significant Observable Inputs	1,587,520,061	(86,839,329)
Level 3 - Significant Unobservable Inputs	—	47,874

Total	$1,657,393,743	($73,457,686)

California Intermediate Tax-Free
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$36,689,486	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$36,689,486	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Managers Fremont Bond Fund

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of October 31, 2007	$0	$0
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net Transfers in and/or out of Level 3	—	47,874

Balance as of July 31, 2008	$0	$47,874
Net change in unrealized appreciation/depreciation from Investments still held as of July 31, 2008	$0	$0

(12)	Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At July 31, 2008, the underlying values for open foreign currency contracts were as follows:

Managers AMG FQ Global Alternatives Fund

Cash pledged to cover margin requirements for open forward positions in Global Alternatives at July 31, 2008 is $3,800,000.

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Australian Dollar	Short	9/17/2008	($26,302,895)	($26,666,718)	$363,823
Canadian Dollar	Short	9/17/2008	(16,276,215)	(16,483,238)	207,023
Swiss Franc	Short	9/17/2008	(15,492,655)	(15,823,534)	330,879
Euro Dollar	Short	9/17/2008	(36,378,413)	(36,600,989)	222,576
Pound Sterling	Short	9/17/2008	(13,428,602)	(13,273,213)	(155,389)
Japanese Yen	Short	9/17/2008	(10,696,587)	(10,772,245)	75,658
New Zealand Dollar	Short	9/17/2008	(25,587,180)	(26,772,962)	1,185,782
Swedish Krona	Short	9/17/2008	(10,324,311)	(10,421,204)	96,893
Australian Dollar	Long	9/17/2008	8,156,573	8,353,371	(196,798)
Canadian Dollar	Long	9/17/2008	16,343,233	16,457,301	(114,068)
Swiss Franc	Long	9/17/2008	30,253,805	30,534,639	(280,834)
Euro Dollar	Long	9/17/2008	26,906,581	26,794,800	111,781
Pound Sterling	Long	9/17/2008	3,860,316	3,872,212	(11,896)
Japanese Yen	Long	9/17/2008	18,139,348	18,488,386	(349,038)
New Zealand Dollar	Long	9/17/2008	13,009,203	13,250,254	(241,051)
Swedish Krona	Long	9/17/2008	15,987,884	16,017,556	(29,672)

		Total:	($21,829,915)	($23,045,584)	$1,215,669

Managers Fremont Global Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Canadian Dollar	Long	08/05/08	$224,135	$224,479	($344)
Euro	Long	08/04/08-08/05/08	92,317	92,330	(13)
Euro	Short	08/01/08	(158,525)	(158,179)	(346)
Japanese Yen	Long	08/01/08	48,199	48,050	149
Japanese Yen	Short	08/01/08	(126,197)	(126,320)	123
Pound Sterling	Long	08/01/08-09/05/08	1,158,443	1,148,750	9,693
Pound Sterling	Short	08/04/08-09/05/08	(1,017,261)	(1,005,892)	(11,369)
Swiss Franc	Short	08/04/08	(128,764)	(128,950)	186

		Total:	$92,347	$94,268	($1,921)

Managers Fremont Bond Fund

Foreign Currency	Position	Settlement Dates	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Australian Dollar	Long	08/14/08	$730,313	$756,351	($26,038)
Brazilian Real	Short	12/02/08	(25,222,087)	(23,158,145)	(2,063,942)
Brazilian Real	Long	12/02/08	48,471,142	41,319,814	7,151,328
Chillian Peso	Long	12/10/08	516,158	542,379	(26,221)
Chinese Yuan Renminbi	Long	11/13/08-07/15/09	10,979,634	11,217,000	(237,366)
Euro	Short	08/26/08	(29,500,806)	(30,032,993)	532,187
Pound Sterling	Short	08/11/08	(28,552,564)	(28,465,409)	(87,155)
Indonesian Rupiah	Long	10/29/08	841,004	817,059	23,945
Indian Rupee	Short	08/12/08	(2,310,363)	(2,330,744)	20,381

Indian Rupee	Long	08/12/08-11/12/08	6,889,881	7,255,683	(365,802)
South Korean Won	Short	08/04/08	(6,895,092)	(6,745,335)	(149,757)
South Korean Won	Long	08/04/08	6,895,092	7,282,990	(387,898)
Malaysian Ringgit	Long	11/12/08-02/12/09	4,468,886	4,531,717	(62,831)
Philippine Peso	Short	08/22/08	(2,297,985)	(2,300,530)	2,545
Philippine Peso	Long	08/22/08-11/12/08	6,364,322	6,395,553	(31,231)
New Russian Ruble	Short	11/19/08-05/06/09	(5,236,444)	(5,147,326)	(89,118)
New Russian Ruble	Long	05/06/09	2,614,810	2,562,655	52,155
Russian Ruble	Long	11/19/08	2,621,634	2,486,711	134,923
Swedish Krona	Long	09/09/08	754,220	753,682	538
Singapore Dollar	Long	11/21/08	10,319,488	10,183,052	136,436
South African Rand	Long	12/10/08	205,909	185,716	20,193

		Total:	$2,657,152	($1,890,120)	$4,547,272

(13) Futures Contracts Held or Issued for Purposes other than Trading

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. The Funds had the following open futures contracts as of July 31, 2008:

Managers AMG FQ Global Alternatives Fund

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2008 amounted to $7,827,000.

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
Australian Dollar 10 Year Bond	AUD	430	Short	9/15/08	(1,546,796)
SPI 200	AUD	53	Short	9/18/08	439,657
Canadian Dollar 10 Year Bond	CAD	278	Short	9/19/08	(185,105)
S&P/ TSE 60 Index	CAD	49	Short	9/18/08	697,624
CAC40 10 Index	EUR	123	Short	8/15/08	(557,841)
Amsterdam Index	EUR	14	Short	8/15/08	(82,042)
DAX Index	EUR	13	Long	9/19/08	(173,614)
IBEX 35 Index	EUR	65	Short	8/15/08	(395,203)
Euro Bond	EUR	233	Long	9/8/08	447,795
S&P/MIB Index	EUR	32	Long	9/19/08	(680,774)
British Gilt	GBP	185	Short	9/26/08	(507,154)
FTSE 100 Index	GBP	16	Long	9/19/08	(141,946)
Heng Seng Index	HKD	20	Short	8/28/08	(84,121)
Japanese Yen 10 Year Bond	JPY	24	Long	9/10/08	489,548
TOPIX Index	JPY	108	Long	9/11/08	(670,052)
S&P 500 Index	USD	9	Long	9/18/08	(100,638)
U.S. Dollar Long Bond	USD	352	Long	9/19/08	842,750

				Total:	($2,207,912)

Managers AMG FQ U.S. Equity Fund

The market value of assets pledged to cover margin requirements for the open futures positions at July 31, 2008 amounted to $77,000.

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
S&P 500 Future	USD	1	Long	9/18/08	($22,794)

Managers Fremont Bond Fund

Type	Currency	Number of Contracts	Position	Expiration Month	Unrealized Gain/Loss
3-Month Euro	USD	4,978	Long	12/15/08-03/15/10	$10,118,488
3-Month Euro-Euribor	EUR	204	Long	09/15/08-03/16/09	216,772
3-Month Pound Sterling	GBP	1,017	Long	03/18/09-12/16/09	647,075
10-Year U.S. Treasury Note	USD	507	Long	09/19/08	1,140,984

Total:		6,706		Total:	$12,123,319

(14) Interest Rate Caps, Swap Contracts and Options

A Fund may enter into over-the-counter transactions involving interest rate caps, swap contracts, or purchase and write (sell) options to enter into such contracts, in order to manage interest rate risk. In an interest rate cap agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Swap contracts represent an agreement between counter parties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counter party to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counter parties will be able to meet their obligations under the contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund may thus assume the risk that payments owed by the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, a Fund pays a premium, to the counter party, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counter party only on the date specified in each contract. At July 31, 2008 the Managers Fremont Bond Fund had the following open swap contracts:

Pay	Receive	Maturity	Notional Amount	Unrealized Gain/(Loss)
Interest Rate Swaps
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.950%	03/30/12	€1,200,000	($50,630)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.955%	03/28/12	€1,000,000	(41,571)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	03/30/12	€800,000	(33,155)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 1.960%	04/05/12	€400,000	(16,751)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.103%	10/15/10	€3,900,000	(30,578)
6-Month France CPI Excl. Tobacco Index	Fixed Rate 2.146%	10/15/10	€1,000,000	(5,162)
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	12/17/10	$700,000	3,720
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	12/17/10	$11,100,000	58,990
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	06/17/10	$15,800,000	41,973
3-Month USD-LIBOR-BBA	Fixed Rate 4.000%	06/17/10	$11,600,000	30,815
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	09/17/13	£500,000	(20,993)

6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	09/17/13		£2,900,000	(121,759)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£1,000,000	(14,819)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£5,000,000	(74,095)
6-Month GBP-LIBOR-BBA	Fixed Rate 5.000%	06/15/09		£9,800,000	(145,226)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	03/20/09		£4,400,000	6,700
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/20/08		£8,300,000	(13,279)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/20/08		£5,000,000	(8,000)
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	03/20/09		£4,700,000	7,156
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	06/19/09		£6,600,000	11,258
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	06/19/09		£23,400,000	39,915
6-Month GBP-LIBOR-BBA	Fixed Rate 6.000%	12/19/09		£2,400,000	18,735
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	12/17/28		$1,800,000	13,174
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	12/17/38		$17,100,000	202,074
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	12/17/38		$4,400,000	51,996
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	12/17/28		$1,700,000	12,442
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	12/17/28		$95,900,000	701,899
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	12/17/23		$800,000	(6,640)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	12/17/28		$1,200,000	8,783
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	12/17/18		$18,500,000	(314,172)
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	12/17/38		$5,100,000	60,268
Fixed Rate 5.000%	3-Month USD-LIBOR-BBA	12/17/38		$2,800,000	33,088
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/35		£1,100,000	36,830
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£1,200,000	235,411
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£3,500,000	686,615
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£1,900,000	372,734
Fixed Rate 4.000%	6-Month GBP-LIBOR-BBA	12/15/36		£1,300,000	255,028
Fixed Rate 5.000%	6-Month GBP-LIBOR-BBA	12/19/37		£300,000	(34,569)
Fixed Rate 5.500%	6-Month GBP-LIBOR-BBA	12/15/36		£1,600,000	(410,698)
Fixed Rate 5.500%	6-Month GBP-LIBOR-BBA	12/15/36		£400,000	(102,675)
Fixed Rate 6.500%	6-Month Australian Bank Bill Rate	03/20/18	A$	3,600,000	55,491
3-Month Australian Bank Bill Rate	Fixed Rate 7.000%	09/15/09	A$	35,700,000	(146,334)
3-Month Australian Bank Bill Rate	Fixed Rate 7.500%	03/15/10	A$	2,300,000	6,156
6-Month Australian Bank Bill Rate	Fixed Rate 7.000%	03/20/13	A$	2,600,000	(23,248)
6-Month Australian Bank Bill Rate	Fixed Rate 7.500%	03/15/11	A$	14,800,000	80,628
ICAP CMM FRA Fixing Rate	Fixed Rate 5.000%	02/20/09		$3,300,000	293,433
ICAP CMM FRA Fixing Rate	Fixed Rate 5.500%	05/21/09		$4,000,000	159,797
Fixed Rate 0.710%	USD Swap Spread Semi 5 YR	02/05/09		$4,800,000	(14,758)
Fixed Rate 0.7625%	USD Swap Spread Semi 2 YR	02/05/09		$9,700,000	(23,315)
Credit Default Swaps
Federative Republic of Brazil Bond	Fixed Rate 1.520%	01/20/17		$3,000,000	25,952
Federative Republic of Brazil Bond	Fixed Rate 1.950%	08/20/16		$3,500,000	132,202
Petroleos Mexicanos, 9.500%, 09/15/27	Fixed Rate 0.620%	08/20/11		$3,500,000	(26,514)
Republic of Indonesia Bond	Fixed Rate 0.400%	12/20/08		$800,000	(636)
Republic of Panama Bond	Fixed Rate 1.250%	01/20/17		$200,000	($5,802)
Russian Federation Bond	Fixed Rate 0.495%	08/20/11		$3,500,000	(27,750)
Ukraine Government Bond	Fixed Rate 0.700%	12/20/08		$2,000,000	(8,436)
Ukraine Government Bond	Fixed Rate 0.710%	12/20/08		$2,000,000	(8,357)
United Mexican States Bond	Fixed Rate 0.650%	01/20/17		$1,000,000	(38,657)
Zero Coupon Swaps
Brazil Interbank Deposit Rate	Fixed Rate 10.575%	01/02/12	R$	6,700,000	(344,362)
Brazil Interbank Deposit Rate	Fixed Rate 11.360%	01/04/10	R$	5,500,000	(139,175)
Brazil Interbank Deposit Rate	Fixed Rate 11.430%	01/04/10	R$	3,600,000	(87,637)
Brazil Interbank Deposit Rate	Fixed Rate 11.465%	01/04/10	R$	1,400,000	(33,427)
Brazil Interbank Deposit Rate	Fixed Rate 11.980%	01/02/12	R$	5,800,000	(155,019)
Brazil Interbank Deposit Rate	Fixed Rate 12.410%	01/04/10	R$	2,800,000	(32,696)

Brazil Interbank Deposit Rate	Fixed Rate 12.540%	01/02/12	R$	3,400,000	(63,666)
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	01/02/12	R$	3,400,000	(63,666)
Brazil Interbank Deposit Rate	Fixed Rate 12.540%	01/02/12	R$	7,300,000	(136,694)
Brazil Interbank Deposit Rate	Fixed Rate 12.670%	01/04/10	R$	2,800,000	(32,395)
Brazil Interbank Deposit Rate	Fixed Rate 12.780%	01/04/10	R$	5,000,000	(33,274)
Brazil Interbank Deposit Rate	Fixed Rate 12.948%	01/04/10	R$	2,100,000	(8,946)
Brazil Interbank Deposit Rate	Fixed Rate 14.765%	01/02/12	R$	300,000	1,841
Brazil Interbank Deposit Rate	Fixed Rate 14.765%	01/02/12	R$	1,200,000	7,361

				Total:	$752,929

A$: Australian Dollar	£: British Pound	R$: Brazilian Real		€: Euro	$: U.S. Dollar

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The following written options were outstanding on July 31, 2008 for the Managers Fremont Bond Fund:

Type	Number of Contracts	Exercise Price	Exercise Month	Unrealized Gain/(Loss)
FLR EUR CMS 10-02 -.75	2,100,000	0.75	12/24/08	$14,183
3-Month USD-LIBOR-BBA (Call)	7,000,000	4.20%	02/22/08	62,164
3-Month USD-LIBOR-BBA (Call)	9,200,000	4.30%	02/02/09	80,393
3-Month USD-LIBOR-BBA (Call)	69,900,000	4.30%	12/15/08	983,646
3-Month USD-LIBOR-BBA (Call)	5,100,000	4.30%	12/15/08	80,214
3-Month USD-LIBOR-BBA (Call)	17,100,000	4.60%	02/02/09	213,974
3-Month USD-LIBOR-BBA (Call)	36,800,000	4.25%	02/02/09	691,472
3-Month USD-LIBOR-BBA (Call)	2,100,000	4.40%	08/03/09	33,561
3-Month USD-LIBOR-BBA (Call)	1,200,000	4.55%	08/03/09	12,498
10-Year U.S. Treasury Notes (Put)	147	111.00	08/22/08	66,445
10-Year U.S. Treasury Notes (Put)	42	113.00	08/22/08	8,333
10-Year U.S. Treasury Notes (Call)	189	117.00	08/22/08	46,137

			Total:	$2,293,020

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ John H. Streur
John H. Streur, President

Date:	September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	September 26, 2008

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 26, 2009